UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                             SEI DAILY INCOME TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: JANUARY 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]
[SEI INVESTMENTS LOGO OMITTED]




                                            Annual Report as of January 31, 2006


                                                          SEI Daily Income Trust

                                                               Money Market Fund

                                                                 Government Fund

                                                              Government II Fund

                                                           Prime Obligation Fund

                                                                   Treasury Fund

                                                                Treasury II Fund

                                                  Short-Duration Government Fund

                                           Intermediate-Duration Government Fund

                                                                       GNMA Fund

                                                           Ultra Short Bond Fund

TABLE OF CONTENTS



Letter to Shareholders                                         1
----------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance       2
----------------------------------------------------------------
Statements of Net Assets                                       7
----------------------------------------------------------------
Statements of Operations                                      34
----------------------------------------------------------------
Statements of Changes in Net Assets                           36
----------------------------------------------------------------
Financial Highlights                                          40
----------------------------------------------------------------
Notes to Financial Statements                                 45
----------------------------------------------------------------
Report of Independent Registered Public Accounting Firm       52
----------------------------------------------------------------
Trustees and Officers of the Trust                            53
----------------------------------------------------------------
Disclosure of Fund Expenses                                   56
----------------------------------------------------------------
Board of Trustees Considerations in Approving the Continuation
of the Funds' Advisory and Sub-Advisory Agreements            58
----------------------------------------------------------------
Notice to Shareholders                                        60
----------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge (i) upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI DAILY INCOME TRUST -- JANUARY 31, 2006


Letter to Shareholders


TO OUR SHAREHOLDERS:

Overall, financial markets' activity was fairly positive throughout the fiscal year ended January 2006. Before gaining minimal ground in the last three months of the period, the equity markets moved in a tunnel fashion for much of the year amid concern over inflationary pressures, rising interest rates, Hurricane Katrina and continued uncertainty over geopolitical events.

On the back of solid economic growth and inflationary fears, the Federal Reserve tightened monetary policy by raising the Fed Funds target 9 times during the last twelve months, from 2.25% to 4.50%. Throughout this time frame, the Federal Open Market Committee maintained a balanced risk assessment towards domestic growth and price pressures.

Investors' continued demand for credit risk amidst the continued economic expansion and continual improvement of the corporate sector via solid balance sheets, and strong short-term business credit demands, helped to fuel the price of corporate funding using commercial paper and other short-term corporate obligations.

As the Federal Reserve pushed short-term rates higher, investments in money market funds increased over the course of the fiscal year.

As always, we thank you for your continued confidence in the SEI Daily Income Trust and we look forward to serving your investment needs in the future.

Sincerely,

/s/ Robert A. Nesher

Robert A. Nesher
President




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                      1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2006


Short-Duration Government Fund


Objectives

The Short-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests substantially all of its net assets in securities issued by the U.S. Government and backed by its full faith and credit, and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is approximately three years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. Treasury and agency securities will form the core of the Fund, and agency-backed mortgage securities will be utilized when their yields are judged to be attractive relative to those of Treasuries and agencies.

Market Overview

The year ended January 31, 2006 proved to be challenging for the U.S. bond market as investors contended with interest rate volatility, a Federal Open Market Committee that was focused on raising rates, and the uncertainty surrounding inflation. Short term rates climbed higher following the increasing Federal Funds rate. Fed Funds futures priced in a steady pace of rate hikes, predicting a 4.50% to 5.00% level by the middle of 2007. The market ended the period with short rates (represented by the 6-month Treasury bill) higher by 185 basis points. With only moderate inflation expectations, the yield curve reacted as expected, by continuing its flattening trend.

While interest rates seesawed throughout the period based on mixed economic data, credit spreads in aggregate followed a one way trajectory wider. The front end of the credit curve traded with a firmer tone and posted positive performance. The springtime, however, was met with significant downgrades within the automotive sector. By the end of the period, Ford and General Motors were both downgraded below investment grade. The asset-backed security and commercial mortgage-backed securities sectors of the market also turned in a solid performance generating above index returns. The mortgage sector was hurt as higher interest rates plagued the market leading to concerns surrounding extension risk.

Analysis

For the fiscal year ended January 31, 2006, the Short-Duration Government Fund, Class A posted a 1.93% return compared to a 1.87% return for its benchmark, the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The Fund's defensive interest rate posture relative to the Index was additive to performance as interest rates rose for the year. The Fund's tactical curve positioning was also beneficial to performance. Tactical exposure to the mortgage-backed securities sector and Treasury Inflation Protected Securities (TIPS) was also a positive contributor to performance.

Short-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
-------------------------------------------------------------------------------
Short-Duration
Government Fund,
Class A                   1.93%       1.48%       3.18%       4.54%       5.66%
-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short-Duration Government Fund, Class A, versus the Merrill Lynch 1-3 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graph Omitted]
[Plot Points Follow]

                   Short-Duration          Merrill Lynch 1-3 Year
                  Government Fund,           U.S. Treasury Bond
                      Class A                      Index

1/31/96               $10,000                     $10,000
1/31/97                10,462                      10,458
1/31/98                11,218                      11,210
1/31/99                11,946                      11,926
1/31/00                12,212                      12,239
1/31/01                13,328                      13,388
1/31/02                14,165                      14,349
1/31/03                14,914                      15,143
1/31/04                15,145                      15,464
1/31/05                15,291                      15,567
1/31/06                15,586                      15,858

1 For the period ended January 31, 2006. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
2                      SEI Daily Income Trust / Annual Report / January 31, 2006

Intermediate-Duration Government Fund


Objectives

The Intermediate-Duration Government Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests substantially all of its net assets in securities issued by the U.S. Government and backed by its full faith and credit and securities issued by the U.S. Government agencies. The weighted average maturity of the Fund is three to five years. The Fund seeks to provide a higher level of sustainable income and total return than money market investments, with limited principal fluctuations.

Strategy

The Fund's weighted average maturity will be managed to take advantage of anticipated changes in the direction of interest rates. The distribution of maturities for individual securities will also be managed to take advantage of expected changes in the shape of the yield curve. The Fund focuses on Treasury and agency securities, and agency mortgage-backed securities will be utilized when their prospects for enhancing income and total return are judged to be attractive.

Market Overview

The year ended January 31, 2006 proved to be challenging for the U.S. bond market as investors contended with interest rate volatility, a Federal Open Market Committee that was focused on raising rates, and the uncertainty surrounding inflation. Short term rates climbed higher following the increasing Federal Funds rate. Fed Funds futures priced in a steady pace of rate hikes, predicting a 4.50% to 5.00% level by the middle of 2007. The market ended the period with short rates (represented by the 6-month Treasury bill) higher by 185 basis points. With only moderate inflation expectations, the yield curve reacted as expected, by continuing its flattening trend.

While interest rates seesawed throughout the period based on mixed economic data, credit spreads in aggregate followed a one way trajectory wider. The front end of the credit curve traded with a firmer tone and posted positive performance. The springtime, however, was met with significant downgrades within the automotive sector. By the end of the period, Ford and General Motors were both downgraded below investment grade. The asset-backed security and commercial mortgage-backed securities sectors of the market also turned in solid performances generating above index returns. The mortgage sector was hurt as higher interest rates plagued the market leading to concerns surrounding extension risk.

Analysis

For the fiscal year ended January 31, 2006, the Intermediate-Duration Government Fund, Class A posted a return of 0.94% versus the 0.85% return of its benchmark, the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The Fund's defensive interest rate posture relative to the Index was additive to performance as interest rates rose for the year. The Fund's tactical curve positioning also proved to be positive to performance as the fund benefited from the flattening yield curve. Exposure to the mortgage-backed securities sector and Treasury Inflation Protected Securities (TIPS) was also a positive contributor to performance.

Intermediate-Duration Government Fund

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
-------------------------------------------------------------------------------
Intermediate-Duration
Government Fund,
Class A                   0.94%       1.92%       4.37%       5.24%       6.41%
-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Duration Government Fund, Class A, versus the Merrill Lynch 3-5 Year U.S. Treasury Bond Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graph Omitted]
[Plot Points Follow]

            Intermediate-Duration   Merrill Lynch 3-5 Year
               Government Fund,      U.S. Treasury Bond
                  Class A                  Index

1/31/96           $10,000                 $10,000
1/31/97            10,281                  10,294
1/31/98            11,222                  11,250
1/31/99            12,059                  12,154
1/31/00            11,966                  12,024
1/31/01            13,452                  13,566
1/31/02            14,419                  14,599
1/31/03            15,734                  16,120
1/31/04            16,203                  16,687
1/31/05            16,503                  16,934
1/31/06            16,658                  17,078

1 For the period ended January 31, 2006. Past performance is not predictive of future performance. Class A shares were offered beginning 2/17/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                      3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI DAILY INCOME TRUST -- JANUARY 31, 2006


GNMA Fund


Objectives

The GNMA Fund (the "Fund") seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests primarily in mortgage-backed securities issued by the Government National Mortgage Association.

Strategy

The Fund's investment strategy emphasizes the distribution of security coupon rates, the weighted average coupon rate, and the selection of appropriate underlying mortgage types. The selection of coupon rates affects the sensitivity of the Fund to changes in reinvestment risk associated with loan prepayment. The Fund will therefore tend to purchase somewhat lower coupons when interest rates are expected to fall, and somewhat higher coupons when interest rates are expected to be stable or rising.

Market Overview

The year ended January 31, 2006 proved to be challenging for the U.S. bond market as investors contended with interest rate volatility, a Federal Open Market Committee that was focused on raising rates, and the uncertainty surrounding inflation. Short term rates climbed higher following the increasing Federal Funds rate. Fed Funds futures priced in a steady pace of rate hikes, predicting a 4.50% to 5.00% level by the middle of 2007. The market ended the period with short rates (represented by the 6-month Treasury bill) higher by 185 basis points. With only moderate inflation expectations, the yield curve reacted as expected, by continuing its flattening trend.

While interest rates seesawed throughout the period based on mixed economic data, credit spreads in aggregate followed a one way trajectory wider. The front end of the credit curve traded with a firmer tone and posted positive performance. The springtime, however, was met with significant downgrades within the automotive sector. By the end of the period, Ford and General Motors were both downgraded below investment grade. The asset-backed security and commercial mortgage-backed securities sectors of the market also turned in solid performances generating above index returns. The mortgage sector was hurt as higher interest rates plagued the market leading to concerns surrounding extension risk.

Analysis

For the fiscal year ended January 31, 2006, the GNMA Fund, Class A posted a 2.60% return versus the 3.04% return of its benchmark, the Citigroup 30-Year GNMA Index. The Fund was positioned for a rising interest rate environment which helped overall returns. The Fund's tactical curve positioning also proved to be positive to performance as the Fund benefited from the flattening yield curve. In addition, the Fund's allocation to long U.S. Treasuries helped performance.

GNMA Fund

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
-------------------------------------------------------------------------------
GNMA Fund, Class A        2.60%       2.80%       4.64%       5.58%       6.89%
-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the GNMA Fund, Class A, versus the Citigroup 30-Year GNMA Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graph Omitted]
[Plot Points Follow]

               GNMA Fund,          Citigroup 30-Year
                Class A               GNMA Index

1/31/96         $10,000                 $10,000
1/31/97          10,470                  10,577
1/31/98          11,467                  11,563
1/31/99          12,242                  12,335
1/31/00          12,097                  12,396
1/31/01          13,723                  14,122
1/31/02          14,714                  15,206
1/31/03          15,852                  16,402
1/31/04          16,194                  16,914
1/31/05          16,783                  17,628
1/31/06          17,220                  18,164

1 For the period ended January 31, 2006. Past performance is not predictive of future performance. Class A shares were offered beginning 3/20/87. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
4                      SEI Daily Income Trust / Annual Report / January 31, 2006

Ultra Short Bond Fund


Objectives

The Ultra Short Bond Fund (the "Fund") seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The Fund invests in U.S. Treasury and U.S. Agency securities, short average life mortgage-backed securities, and short-term investment grade securities of U.S. issuers. The duration of the Fund will range between six and eighteen months.

Strategy

The Fund seeks to provide a return in excess of the Lehman Brothers 9-12 Month Treasury Index and to manage risk through the adviser's use of sector strategies, security selection and duration management. In determining the average maturity and duration position of the Fund, the adviser considers the shape of the yield curve, the extent of yield changes and the period of time over which rates are likely to rise, fall or remain stable. Investment in short average life mortgage-backed issues and short-term investment grade securities is emphasized when relative spreads are attractive and incremental yields serve to enhance total return.

Market Overview

The year ended January 31, 2006 proved to be challenging for the U.S. bond market as investors contended with interest rate volatility, a Federal Open Market Committee that was focused on raising rates, and the uncertainty surrounding inflation. Short term rates climbed higher following the increasing Federal Funds rate. Fed Funds futures priced in a steady pace of rate hikes, predicting a 4.50% to 5.00% level by the middle of 2007. The market ended the period with short rates (represented by the 6-month Treasury bill) higher by 185 basis points. With only moderate inflation expectations, the yield curve reacted as expected, by continuing its flattening trend.

While interest rates seesawed throughout the period based on mixed economic data, credit spreads in aggregate followed a one way trajectory wider. The front end of the credit curve traded with a firmer tone and posted positive performance. The springtime, however, was met with significant downgrades within the automotive sector. By the end of the period, Ford and General Motors were both downgraded below investment grade. The asset-backed security and commercial mortgage-backed securities sectors of the market also turned in a solid performance generating above index returns. The mortgage sector was hurt as higher interest rates plagued the market leading to concerns surrounding extension risk.

Analysis

For the fiscal year ended January 31, 2006, the Ultra Short Bond Fund, Class A returned 2.90%, versus the 2.66% return of its benchmark, the Lehman Brothers 9-12 Month Treasury Index. The Fund's defensive interest rate posture relative to the benchmark and the substantial allocation to floating rate securities was additive to performance as short term interest rates rose dramatically last year. The Fund's tactical curve positioning also added positively to performance as did exposure to asset-backed securities and the corporate bonds.

Ultra Short Bond Fund

AVERAGE ANNUAL TOTAL RETURN 1
-------------------------------------------------------------------------------
                                 Annualized  Annualized  Annualized  Annualized
                       One Year      3-Year      5-Year     10-Year   Inception
                         Return      Return      Return      Return     to Date
-------------------------------------------------------------------------------
Ultra Short Bond Fund
Fund, Class A             2.90%       1.87%       3.00%       4.42%       4.58%
-------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Ultra Short Bond Fund, Class A, versus the Lehman Brothers 9-12 Month Treasury Index. The chart assumes all dividends and capital gain distributions are reinvested.

[Line Graph Omitted]
[Plot Points Follow]

           Ultra Short Bond Fund,  Lehman Brothers 9-12 Month
                 Class A                 Treasury Index

1/31/96          $10,000                    $10,000
1/31/97           10,521                     10,558
1/31/98           11,183                     11,219
1/31/99           11,810                     11,869
1/31/00           12,255                     12,386
1/31/01           13,291                     13,322
1/31/02           14,099                     14,058
1/31/03           14,571                     14,472
1/31/04           14,806                     14,687
1/31/05           14,970                     14,820
1/31/06           15,404                     15,215

1 For the period ended January 31, 2006. Past performance is no indication of future performance. Class A shares were offered beginning 9/28/93. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                      5

SEI DAILY INCOME TRUST -- JANUARY 31, 2006




                     DEFINITION OF THE COMPARATIVE INDICES*

CITIGROUP 30-YEAR GNMA INDEX is a widely-recognized, market weighted index of GNMA mortgage-backed securities with remaining maturities of 30 years or less.

LEHMAN BROTHERS 9-12 MONTH TREASURY INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with remaining maturities between nine and twelve months.

MERRILL LYNCH 1-3 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between one and three years.

MERRILL LYNCH 3-5 YEAR U.S. TREASURY BOND INDEX is a widely-recognized, market weighted index of U.S. Treasury Bonds with maturities between three and five years.

* An index measures the market price of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.




--------------------------------------------------------------------------------
6                      SEI Daily Income Trust / Annual Report / January 31, 2006

STATEMENT OF NET ASSETS


Money Market Fund
January 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

40.3% Commercial Paper
26.0% Certificates of Deposit
15.9% Corporate Bonds
 8.7% Repurchase Agreement
 4.6% Insurance Funding Agreements
 4.5% Municipal Bonds

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 40.4%

ASSET BACKED - FINANCIAL SERVICES (E) -- 37.5%
   Amstel Funding
       4.378%, 02/28/06                           $      5,000    $       4,984
       4.505%, 04/10/06                                 25,000           24,790
   Atlantis One Funding
       3.989%, 02/23/06                                 20,000           19,952
   CRC Funding LLC
       4.343%, 02/09/06                                 10,000            9,990
   Charta LLC
       4.388%, 02/27/06                                  8,000            7,975
   Concord Minutemen Capital
       4.650%, 07/10/06                                 29,634           29,039
   Crown Point Capital
       4.000%, 02/14/06                                 25,000           24,965
   Curzon Funding LLC
       4.439%, 03/13/06                                 20,000           19,902
   Eureka Securitization
       4.320%, 02/21/06                                 15,000           14,964
   Gemini Securitization LLC
       4.298%, 02/17/06                                 15,000           14,972
   Grampian Funding LLC
       4.050%, 03/22/06                                 10,000            9,946
   Klio Funding
       4.456%, 03/08/06                                 13,256           13,199
   Klio II Funding
       4.413%, 02/28/06                                 13,310           13,266
   Klio III Funding
       4.456%, 03/08/06                                 15,275           15,210
   Lake Constance Funding LLC
       4.183%, 02/06/06                                  8,500            8,495
   New Center Asset Trust
       4.285%, 02/07/06                                 30,000           29,979
       4.296%, 02/13/06                                 10,000            9,986
   Paradigm Funding LLC
       4.026%, 02/28/06                                 42,500           42,374
   Sunbelt Funding
       4.270%, 02/10/06                                  9,000            8,991
                                                                  -------------
                                                                        322,979
                                                                  -------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 2.9%
   Goldman Sachs Group
       4.503%, 02/01/06                           $     25,000    $      25,000
                                                                  -------------
Total Commercial Paper
   (Cost $347,979) ($ Thousands)                                        347,979
                                                                  -------------
CERTIFICATES OF DEPOSIT -- 26.1%
   Bank of Tokyo - Mitsubishi NY
       4.800%, 01/11/07                                  7,000            7,000
   Barclays Bank PLC NY
       4.200%, 02/17/06                                 10,000           10,000
   Canadian Imperial Bank of
     Commerce NY
       4.802%, 12/05/06                                  6,000            6,000
   Credit Suisse First Boston NY
       4.750%, 11/07/06                                 10,000           10,000
   Credit Suisse First Boston NY (B)
       4.575%, 04/18/06                                 15,000           15,000
       4.538%, 04/12/06                                  8,500            8,500
   Depfa Bank PLC NY
       4.800%, 12/05/06                                  6,000            6,000
   Deutsche Bank
       4.805%, 02/21/07                                  8,000            8,000
   Deutsche Bank NY
       4.105%, 08/25/06                                  8,000            8,000
   HBOS Treasury Services
       3.290%, 03/15/06                                  5,000            5,000
   HSBC Finance (A)
       4.459%, 03/13/06                                 15,000           14,926
   Landesbank Hessen-Thueringen GZ
       3.250%, 02/17/06                                 10,000           10,000
   Morgan Stanley Dean Witter (B)
       4.580%, 02/01/06                                 35,000           35,000
   Standard Federal Bank
       4.140%, 07/24/06                                 15,000           15,000
   Svenska Handels NY (B)
       4.430%, 02/21/06                                 25,000           24,997
   Thornburg Mortgage Capital (A)
       4.463%, 02/06/06                                 21,100           21,087
   Unicredito Italiano NY (B)
       4.366%, 02/28/06                                 20,000           20,000
                                                                  -------------
Total Certificates of Deposit
   (Cost $224,510) ($ Thousands)                                        224,510
                                                                  -------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                      7

STATEMENT OF NET ASSETS


Money Market Fund (Concluded)
January 31, 2006
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 16.0%

ASSET BACKED - FINANCIAL SERVICES (B) (E) (F) -- 5.5%
   Atlas Capital Funding
     MTN
       4.510%, 02/25/06                           $     25,000    $      25,000
   K2 LLC MTN
       4.373%, 03/07/06                                 10,000           10,000
   Mesa Properties LLC
       4.640%, 02/01/06                                  2,500            2,500
   Premier Asset Collateralized Entity LLC
     MTN
       4.570%, 02/16/06                                 10,000           10,000
                                                                  -------------
                                                                         47,500
                                                                  -------------
ASSET BACKED - OTHER (B) (E) (F) -- 8.1%
   Harrier Finance Funding LLC MTN
       4.430%, 02/17/06                                 30,000           29,999
   Healthcare Property Group PLC
       4.470%, 02/01/06                                 11,960           11,960
   Paragon Mortgages PLC,
     Ser 10A, Cl A1
       4.470%, 02/15/06                                 25,000           25,000
   Residential Mortgage Securities,
     Ser 17A, Cl A1
       4.480%, 02/13/06                                  2,867            2,867
                                                                  -------------
                                                                         69,826
                                                                  -------------
BANKS -- 1.2%
   Northern Rock PLC (B) (F)
       4.396%, 02/05/06                                 10,000           10,000
                                                                  -------------
INVESTMENT BANKER/BROKER DEALER -- 1.2%
   Goldman Sachs Group (B) (C)
       4.501%, 02/13/06                                 10,000           10,000
                                                                  -------------
Total Corporate Bonds
   (Cost $137,326) ($ Thousands)                                        137,326
                                                                  -------------
INSURANCE FUNDING AGREEMENTS (B) (C) (G) -- 4.6%
   Metropolitan Life Insurance
       4.330%, 02/01/06                                 30,000           30,000
   Monumental Life Insurance
       4.570%, 03/01/06                                  9,500            9,500
                                                                  -------------
Total Insurance Funding Agreements
   (Cost $39,500) ($ Thousands)                                          39,500
                                                                  -------------

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (B) -- 4.4%

COLORADO -- 1.4%
   Denver City, City & County School
     District, Ser B, COP, AMBAC
       4.430%, 02/15/06                           $     12,400    $      12,400
                                                                  -------------
GEORGIA -- 0.8%
   Athens-Clarke County, Industrial
     Development Authority, Allen
     Properties Incorporated, RB (E)
       4.470%, 02/01/06                                  7,095            7,095
                                                                  -------------
TEXAS -- 2.1%
   Harris County, Sports Authority,
     National Football League Project,
     Ser E, RB, MBIA
       4.520%, 02/15/06                                  2,900            2,900
   Texas State, Small Business Project,
     Ser B, GO
       4.480%, 02/01/06                                 10,000           10,000
   Texas State, Veterans Funding II
     Project, Ser D, GO
       4.430%, 02/01/06                                  5,270            5,270
                                                                  -------------
Total Texas                                                              18,170
                                                                  -------------
UTAH -- 0.1%
   Utah State, Board of Regents, Student
     Loan Authority, Ser X, RB, AMBAC
       4.460%, 02/01/06                                  1,000            1,000
                                                                  -------------
Total Municipal Bonds
   (Cost $38,665) ($ Thousands)                                          38,665
                                                                  -------------

REPURCHASE AGREEMENT (D) -- 8.8%
   Deutsche Bank
     4.450%, dated 01/31/06,
     to be repurchased on 02/01/06,
     repurchase price $75,506,332
     (collateralized by various FNMA
     obligations, ranging in par value
     $17,283,000-$20,000,000,
     3.750%-5.400%, 04/05/06-
     04/08/14, with total market
     value $77,007,774)                                 75,497           75,497
                                                                  -------------
Total Repurchase Agreement
   (Cost $75,497) ($ Thousands)                                          75,497
                                                                  -------------
Total Investments -- 100.3%
   (Cost $863,477) ($ Thousands)                                        863,477
                                                                  -------------


--------------------------------------------------------------------------------
8                      SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3)%
Income Distribution Payable                                       $      (2,232)
Payable for Fund Shares Redeemed                                         (2,128)
Shareholder Servicing Fees Payable                                         (221)
Administration Fees Payable                                                (109)
Investment Advisory Fees Payable                                            (18)
Other Assets and Liabilities, Net                                         2,468
                                                                  -------------
Total Other Assets and Liabilities                                       (2,240)
                                                                  -------------
Net Assets -- 100.0%                                              $     861,237
                                                                  =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     861,249
Accumulated net realized loss on investments                                (12)
                                                                  -------------
Net Assets                                                        $     861,237
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($392,207,350 / 392,226,170 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($123,850,760 / 123,840,943 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($232,071,978 / 232,084,121 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($113,106,929 / 113,106,077 shares)                                    $1.00
                                                                  =============



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2006. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of January 31, 2006, was $49,500 ($ Thousands) and represented 5.75% of Net Assets.
(D)   Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2006 was $127,326 ($ Thousands) and represented 14.78% of Net Assets. These securities have been deemed liquid by the Board of Trustees.
(G) Securities are considered restricted. The total value of such securities as of January 31, 2006 was $39,500 ($ Thousands) and represented 4.59% of Net Assets.
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Assurance
MTN -- Medium Term Note
NY -- New York
PLC -- Public Liability Company
RB -- Revenue Bond
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                      9

STATEMENT OF NET ASSETS


Government Fund
January 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

75.2% U.S. Government Agency Obligations
24.8% Repurchase Agreements

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 75.1%
   FFCB (B)
       4.265%, 02/01/06                           $     10,000    $      10,000
       4.260%, 02/01/06                                 50,000           50,005
       4.250%, 02/01/06                                 35,000           34,997
       4.240%, 02/01/06                                 30,000           29,995
       4.500%, 02/28/06                                 30,000           29,999
   FHLB
       5.125%, 03/06/06                                  2,000            2,003
       2.500%, 04/11/06                                 10,000            9,979
       4.000%, 08/11/06                                 12,000           12,000
       3.875%, 12/20/06                                  8,000            7,943
   FHLB (B)
       4.195%, 02/10/06                                 10,000            9,998
       4.360%, 03/13/06                                 15,000           14,996
       4.400%, 03/29/06                                 25,000           24,989
   FHLMC
       1.875%, 02/15/06                                 10,000            9,991
       3.700%, 06/30/06                                  7,162            7,160
   FHLMC (B)
       4.366%, 03/20/06                                 30,000           29,988
       4.366%, 03/22/06                                 25,000           24,993
   FHLMC DN (A)
       4.159%, 02/07/06                                 50,000           49,966
   FHLMC MTN
       3.000%, 06/29/06                                  1,000              995
       2.000%, 06/30/06                                  5,000            4,960
       2.050%, 07/14/06                                  2,000            1,984
       2.200%, 07/28/06                                  2,000            1,981
       2.800%, 01/26/07                                  6,700            6,572
   FNMA
       2.300%, 04/28/06                                  1,230            1,225
       2.730%, 05/19/06                                  7,250            7,222
       5.250%, 06/15/06                                  5,645            5,670
       2.100%, 07/06/06                                 10,000            9,894
       4.000%, 08/18/06                                 15,000           14,988
   FNMA (B)
       4.298%, 02/07/06                                 75,000           74,999
       4.267%, 02/22/06                                 40,000           39,996
       4.375%, 03/21/06                                  5,000            4,999
       4.360%, 03/21/06                                 25,000           24,986
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $559,473) ($ Thousands)                                        559,473
                                                                  -------------


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (C) -- 24.8%
   Deutsche Bank
     4.450%, dated 01/31/06,
     to be repurchased on 02/01/06,
     repurchase price $64,959,029
     (collateralized by various FHLB/
     FHLMC/FNMA obligations,
     ranging in par value $1,777,000-
     $20,480,000, 3.000%-5.380%,
     02/24/06-06/16/20, with total
     market value $66,250,681)                    $     64,951    $      64,951
   Goldman Sachs Group
     4.400%, dated 01/31/06,
     to be repurchased on 02/01/06,
     repurchase price $120,014,667
     (collateralized by various
     FHLB/FHLMC/FNMA obligations,
     ranging in par value $3,152,000-
     $46,820,000, 4.020%-5.500%,
     02/15/06-05/15/21, with total
     market value $122,404,780)                        120,000          120,000
                                                                  -------------
Total Repurchase Agreements
   (Cost $184,951) ($ Thousands)                                        184,951
                                                                  -------------
Total Investments -- 99.9%
   (Cost $744,424) ($ Thousands)                                        744,424
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- 0.1%
Income Distribution Payable                                              (1,542)
Administration Fees Payable                                                (106)
Shareholder Servicing Fees Payable                                         (103)
Investment Advisory Fees Payable                                            (15)
Other Assets and Liabilities, Net                                         2,589
                                                                  -------------
Total Other Assets and Liabilities                                          823
                                                                  -------------
Net Assets -- 100.0%                                              $     745,247
                                                                  =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     745,315
Accumulated net realized loss on investments                                (68)
                                                                  -------------
Net Assets                                                        $     745,247
                                                                  =============



--------------------------------------------------------------------------------
10                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
Description                                                               Value
--------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($467,445,449 / 467,477,945 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($122,024,618 / 122,040,903 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($129,415,972 / 129,436,419 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($26,360,839 / 26,364,702 shares)                                      $1.00
                                                                  =============

(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2006. The date shown is the earlier of the reset date or the demand date.
(C)   Tri-Party Repurchase Agreement.
DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
MTN -- Medium Term Note


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     11

STATEMENT OF NET ASSETS


Government II Fund
January 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

100.0% U.S. Government Agency Obligations

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 100.1%
   FFCB (B)
     4.280%, 02/01/06                             $     11,530    $      11,530
     4.265%, 02/01/06                                   10,000           10,000
     4.250%, 02/01/06                                   60,000           59,994
     4.240%, 02/01/06                                   30,000           29,995
   FHLB
     5.125%, 03/06/06                                    2,000            2,003
     2.650%, 03/30/06                                    1,000              998
     2.500%, 04/11/06                                   10,000            9,979
     4.150%, 04/28/06                                    8,000            8,000
     4.000%, 08/11/06                                    2,000            2,000
     3.875%, 12/20/06                                   20,000           19,858
     3.750%, 01/16/07                                   10,000            9,902
   FHLB (B)
     4.248%, 02/02/06                                   75,000           74,969
     4.150%, 02/02/06                                    2,545            2,545
     4.195%, 02/10/06                                   10,000            9,998
     4.360%, 03/13/06                                   15,000           14,996
     4.404%, 03/28/06                                   20,000           19,998
     4.400%, 03/29/06                                   25,000           24,989
     4.396%, 04/04/06                                   10,000            9,996
   FHLB DN (A)
     4.341%, 02/01/06                                   74,029           74,029
     3.722%, 02/03/06                                   20,000           19,996
     4.239%, 02/08/06                                    5,000            4,996
     4.269%, 02/10/06                                  100,000           99,894
     4.331%, 02/15/06                                   50,000           49,916
     4.277%, 02/17/06                                   80,000           79,849
     4.297%, 02/22/06                                  100,000           99,750
                                                                  -------------
Total U.S. Government Agency Obligations
  (Cost $750,180) ($ Thousands)                                         750,180
                                                                  -------------
Total Investments -- 100.1%
  (Cost $750,180) ($ Thousands)                                         750,180
                                                                  -------------



--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distribution Payable                                       $      (2,122)
Administration Fees Payable                                                (110)
Shareholder Servicing Fees Payable                                          (45)
Investment Advisory Fees Payable                                            (15)
Other Assets and Liabilities, Net                                         1,427
                                                                  -------------
Total Other Assets and Liabilities                                         (865)
                                                                  -------------
Net Assets -- 100.0%                                              $     749,315
                                                                  =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     749,330
Accumulated net realized loss on investments                                (15)
                                                                  -------------
Total Net Assets                                                  $     749,315
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($576,241,830 / 576,370,309 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($168,615,980 / 168,610,514 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($4,457,539 / 4,449,150 shares)                                        $1.00
                                                                  =============

(A)   The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2006. The date shown is the earlier of the reset date or the demand date.
DN -- Discount Note
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
12                     SEI Daily Income Trust / Annual Report / January 31, 2006

Prime Obligation Fund
January 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

49.6% Commercial Paper
17.7% Certificates of Deposit
14.3% Corporate Bonds
 9.2% Repurchase Agreement
 7.4% Insurance Funding Agreements
 1.4% Time Desposit
 0.4% Municipal Bond

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) -- 49.6%

ASSET BACKED - FINANCIAL SERVICES (E) -- 43.6%
   Amstel Funding
     4.505%, 04/10/06                             $     87,403    $      86,668
     4.684%, 07/11/06                                   75,000           73,473
   Atlantis One Funding
     3.999%, 02/22/06                                   67,826           67,671
     4.051%, 03/21/06                                  100,000           99,471
   CC USA MTN
     4.010%, 03/22/06                                   40,000           39,786
   CRC Funding LLC
     4.343%, 02/09/06                                   40,000           39,962
   Charta LLC
     4.388%, 02/27/06                                   40,000           39,874
   Dorada Finance
     4.436%, 03/13/06                                   40,000           39,805
   Eureka Securitization
     4.320%, 02/21/06                                   50,000           49,881
   Galaxy Funding
     4.500%, 04/11/06                                   47,500           47,095
   Gemini Securitization LLC
     4.298%, 02/17/06                                   60,000           59,887
   Giro Funding US
     4.020%, 02/22/06                                   65,000           64,851
   Gotham Funding
     4.466%, 02/17/06                                   60,073           59,954
   Grampian Funding LLC
     4.320%, 02/21/06                                   50,000           49,881
   Greyhawk Funding LLC
     4.285%, 02/07/06                                  175,000          174,876
   Harrier Finance Funding US LLC
     4.438%, 03/06/06                                   36,000           35,855
   Klio II Funding
     4.476%, 02/17/06                                   63,716           63,590
   New Center Asset Trust
     4.285%, 02/07/06                                   50,000           49,965
     4.296%, 02/13/06                                   39,000           38,945
     4.297%, 02/15/06                                   50,000           49,917

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Paradigm Funding LLC
     4.026%, 02/28/06                             $    180,000    $     179,467
   Picaros Funding LLC
     4.666%, 07/10/06                                   88,839           87,050
   Silver Tower US Funding
     4.468%, 02/21/06                                  107,000          106,735
   Solitaire Funding LLC
     4.413%, 02/27/06                                   39,000           38,877
   Surrey Funding
     4.500%, 04/10/06                                   82,500           81,807
   Sydney Capital
     4.445%, 02/13/06                                  212,540          212,226
                                                                  -------------
                                                                      1,937,569
                                                                  -------------
INVESTMENT BANKER/BROKER DEALER -- 6.0%
   Goldman Sachs Group
     4.503%, 02/01/06                                  200,000          200,000
   Lehman Brothers Holdings
     4.620%, 08/01/06                                   70,000           68,429
                                                                  -------------
                                                                        268,429
                                                                  -------------
Total Commercial Paper
   (Cost $2,205,998) ($ Thousands)                                    2,205,998
                                                                  -------------

CERTIFICATES OF DEPOSIT -- 17.7%
   Citibank NA
     4.340%, 02/17/06                                   50,000           50,000
   Dorada Finance
     3.630%, 04/28/06                                   25,000           24,939
   Lasalle National Bank
     4.070%, 07/26/06                                   38,250           38,250
   Morgan Stanley Dean Witter (B)
     4.580%, 02/01/06                                  175,000          175,000
   Sigma Finance
     4.850%, 02/12/07                                   30,000           30,000
   Standard Federal Bank
     4.140%, 07/24/06                                   65,500           65,500
   SunTrust Bank
     4.290%, 04/13/06                                  158,750          158,707
   Thornburg Mortgage Capital (A)
     4.431%, 02/03/06                                   70,000           69,983
     4.485%, 02/14/06                                   75,000           74,879
   Wells Fargo Bank NA
     4.790%, 01/18/07                                   81,000           81,010
   White Pine Finance LLC (B)
     4.320%, 02/21/06                                   19,000           18,999
                                                                  -------------
Total Certificates of Deposit
   (Cost $787,267) ($ Thousands)                                        787,267
                                                                  -------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     13

STATEMENT OF NET ASSETS


Prime Obligation Fund (Concluded)
January 31, 2006
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 14.4%

ASSET BACKED - FINANCIAL SERVICES (B) (E) (F) -- 2.2%
   Atlas Capital Funding MTN
       4.510%, 08/25/06                           $     48,500    $      48,499
   K2 (USA) LLC MTN
       4.340%, 11/15/06                                 50,000           50,009
                                                                  -------------
                                                                         98,508
                                                                  -------------
ASSET BACKED - OTHER (B) (E) (F) -- 3.4%
   Harrier Finance Funding LLC MTN
       4.430%, 12/15/06                                 50,000           49,987
   Premier Asset Collateralized Entity LLC
     MTN
       4.570%, 01/16/07                                 25,000           25,000
   Whistlejacket Capital LLC MTN
       4.345%, 02/06/06                                 75,000           75,000
                                                                  -------------
                                                                        149,987
                                                                  -------------
BANKS -- 3.8%
   American Express Bank (B)
       4.440%, 04/18/06                                  9,500            9,500
       4.430%, 11/16/06                                147,000          146,988
   Banc One
       6.500%, 02/01/06                                 10,650           10,650
                                                                  -------------
                                                                        167,138
                                                                  -------------
INVESTMENT BANKER/BROKER DEALER -- 5.0%
   Goldman Sachs Group (C)
       4.501%, 09/13/07                                 20,000           20,000
   Links Finance LLC MTN (B)
       4.425%, 10/16/06                                150,000          149,984
       4.567%, 11/20/06                                 50,000           49,996
                                                                  -------------
                                                                        219,980
                                                                  -------------
Total Corporate Bonds
   (Cost $635,613) ($ Thousands)                                        635,613
                                                                  -------------

INSURANCE FUNDING AGREEMENTS (B) (C) (G) -- 7.4%
   Metropolitan Life Insurance
       4.330%, 05/01/06                                160,000          160,000
   Monumental Life Insurance
       4.570%, 06/01/06                                101,500          101,500
   Travelers Insurance
       4.480%, 05/31/06                                 68,000           68,000
                                                                  -------------
Total Insurance Funding Agreements
   (Cost $329,500) ($ Thousands)                                        329,500
                                                                  -------------


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
TIME DEPOSIT -- 1.5%
   SunTrust Bank
       4.480%, 02/01/06                           $     64,159    $      64,159
                                                                  -------------
Total Time Deposit
   (Cost $64,159) ($ Thousands)                                          64,159
                                                                  -------------

MUNICIPAL BOND (B) -- 0.3%
   Texas State, Veterans Funding I Project,
     Ser C, GO
       4.430%, 12/01/25                                 15,330           15,330
                                                                  -------------
Total Municipal Bond
   (Cost $15,330) ($ Thousands)                                          15,330
                                                                  -------------

REPURCHASE AGREEMENT (D) -- 9.2%
   Deutsche Bank
     4.450%, dated 01/31/06,
     to be repurchased on 02/01/06,
     repurchase price $408,098,439
     (collateralized by various FHLB/
     FHLMC/FNMA obligations,
     ranging in par value $2,717,000-
     $113,189,000, 3.000%-6.000%,
     02/28/06-12/21/15, with total
     market value $416,209,301)                        408,048          408,048
                                                                  -------------
Total Repurchase Agreement
   (Cost $408,048) ($ Thousands)                                        408,048
                                                                  -------------
Total Investments -- 100.1%
   (Cost $4,445,915) ($ Thousands)                                    4,445,915
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- (0.1)%
Income Distribution Payable                                             (12,164)
Administration Fees Payable                                                (629)
Shareholder Servicing Fees Payable                                         (523)
Payable for Fund Shares Redeemed                                           (151)
Investment Advisory Fees Payable                                            (91)
Other Assets and Liabilities, Net                                        11,309
                                                                  -------------
Total Other Assets and Liabilities                                       (2,249)
                                                                  -------------
Net Assets -- 100.0%                                              $   4,443,666
                                                                  =============




--------------------------------------------------------------------------------
14                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $   4,443,770
Accumulated net realized loss on investments                               (104)
                                                                  -------------
Net Assets                                                        $   4,443,666
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($2,957,073,279 / 2,957,252,063 shares)                                $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($625,831,033 / 625,815,912 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($779,625,236 / 779,569,663 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class H
   ($36,005,835 / 36,007,039 shares)                                      $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($45,130,119 / 45,126,364 shares)                                      $1.00
                                                                  =============

(A) The rate reported is the effective yield at time of purchase.
(B) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2006. The date shown is the earlier of the reset date or the demand date.
(C) Securities considered illiquid. The total value of such securities as of January 31, 2006 was $349,500 ($ Thousands) and represented 7.87% of the Net Assets.
(D) Tri-Party Repurchase Agreement.
(E) Securities are held in connection with a letter of credit issued by a major bank.
(F) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2006 was $248,495 ($ Thousands) and represented 5.59% of Net Assets. These securities have been deemed liquid by the Board of Trustees.
(G) Securities are considered restricted. The total value of such securities as of January 31, 2006 was $329,500 ($ Thousands) and represented 7.42% of Net Assets.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
NA -- National Association
Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     15

STATEMENT OF NET ASSETS


Treasury Fund
January 31, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

96.9% Repurchase Agreements
 3.1% U.S. Treasury Obligation

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION --3.1%
   U.S. Treasury Notes
       1.625%, 02/28/06                           $     20,000    $      19,968
                                                                  -------------
Total U.S. Treasury Obligation
   (Cost $19,968) ($ Thousands)                                          19,968
                                                                  -------------

REPURCHASE AGREEMENTS (A) -- 97.2%
   Barclays Capital
     4.390%, dated 01/31/06,
     to be repurchased on 02/01/06,
     repurchase price $153,018,658
     (collateralized by various
     U.S. Treasury Bills and Notes,
     ranging in par value $25,617,000-
     $80,708,000, 4.250%-8.125%,
     03/30/06-05/15/21, with total
     market value $156,060,817)                        153,000          153,000
   Bear Stearns
     4.400%, dated 01/31/06, to be
     repurchased on 02/01/06,
     repurchase price $100,012,222
     (collateralized by various
     U.S. Treasury Bills and Notes,
     ranging in par value $1,572,000-
     $100,000,000, 4.000%-4.240%,
     03/09/06-09/30/07, with total
     market value $102,049,917)                        100,000          100,000
   BNP Paribas
     4.380%, dated 01/31/06, to be
     repurchased on 02/01/06,
     repurchase price $153,018,615
     (collateralized by various
     U.S. Treasury Bills and Notes,
     ranging in par value $19,854,000-
     $76,508,000, 2.000%-4.875%,
     02/15/12-04/15/29, with total
     market value $156,061,611)                        153,000          153,000
   Lehman Brothers
     4.360%, dated 01/31/06, to be
     repurchased on 02/01/06,
     repurchase price $67,324,153
     (collateralized by a U.S. Treasury
     Bond, par value $47,950,000,
     8.750%, 05/15/20, with total
     market value $68,664,968)                          67,316           67,316

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Morgan Stanley
     4.380%, dated 01/31/06, to be
     repurchased on 02/01/06,
     repurchase price $153,018,615
     (collateralized by various
     U.S. Treasury Notes, ranging in
     par value $12,000-$111,156,000,
     4.609%-4.850%, 11/15/24-
     05/15/27, with total market
     value $156,060,095)                          $    153,000    $     153,000
                                                                  -------------
Total Repurchase Agreements
   (Cost $626,316) ($ Thousands)                                        626,316
                                                                  -------------
Total Investments -- 100.3%
   (Cost $646,284) ($ Thousands)                                        646,284
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- (0.3)%
Income Distribution Payable                                              (1,723)
Shareholder Servicing Fees Payable                                         (162)
Administration Fees Payable                                                 (87)
Investment Advisory Fees Payable                                            (12)
Other Assets and Liabilities, Net                                           231
                                                                  -------------
Total Other Assets and Liabilities                                       (1,753)
                                                                  --------------
Net Assets -- 100.0%                                              $     644,531
                                                                  =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     644,624
Accumulated net realized loss on investments                                (93)
                                                                  -------------
Net Assets                                                        $     644,531
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($208,096,449 / 208,132,245 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($239,461,429 / 239,500,885 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($113,402,577 / 113,414,243 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Sweep Class
   ($83,570,342 / 83,576,471 shares)                                      $1.00
                                                                  =============

(A)   Tri-Party Repurchase Agreement.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
16                     SEI Daily Income Trust / Annual Report / January 31, 2006

Treasury II Fund
January 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

100.0% U.S. Treasury Obligations

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 99.8%
   U.S. Treasury Bills (A)
       3.927%, 02/16/06                           $     77,200    $      77,074
       4.131%, 02/23/06                                  2,459            2,453
   U.S. Treasury Notes
       1.625%, 02/28/06                                172,020          171,705
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $251,232) ($ Thousands)                                        251,232
                                                                  -------------
Total Investments -- 99.8%
   (Cost $251,232) ($ Thousands)                                        251,232
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- 0.2%
Income Distribution Payable                                                (665)
Administration Fees Payable                                                 (49)
Shareholder Servicing Fees Payable                                          (20)
Investment Advisory Fees Payable                                             (5)
Other Assets and Liabilities, Net                                         1,182
                                                                  -------------
Total Other Assets and Liabilities                                          443
                                                                  -------------
Net Assets -- 100.0%                                              $     251,675
                                                                  =============

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     251,803
Accumulated net realized loss on investments                               (128)
                                                                  -------------
Net Assets                                                        $     251,675
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($178,479,786 / 178,734,181 shares)                                    $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($70,593,299 / 70,608,524 shares)                                      $1.00
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($2,602,311 / 2,608,325 shares)                                        $1.00
                                                                  =============

(A)   The rate reported is the effective yield at time of purchase.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     17

STATEMENT OF NET ASSETS


Short-Duration Government Fund
January 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

52.1% U.S. Government Mortgage-Backed Obligations
34.9% U.S. Government Agency Obligations
10.8% U.S. Treasury Obligations
 2.2% Repurchase Agreement

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 51.5%
   FHLMC
      5.500%, 07/01/17 to 05/01/20                $      7,606    $       7,653
      4.500%, 09/15/24                                   4,261            4,217
   FHLMC (A)
      5.959%, 01/01/07                                      84               85
      5.790%, 10/01/06                                     459              468
      5.763%, 09/01/06                                   6,615            6,839
      5.586%, 11/01/06                                     142              145
      5.560%, 12/01/06                                      85               87
      5.501%, 06/01/06                                     117              121
      5.500%, 08/01/06                                      28               29
      5.422%, 11/01/06                                     104              106
      5.402%, 07/01/06                                     110              113
      5.393%, 10/01/06                                     139              142
      5.389%, 08/01/06                                     286              292
      5.375%, 08/01/06                                      29               30
      5.351%, 05/01/06                                     257              266
      5.342%, 08/01/06                                     412              419
      5.285%, 06/01/06                                     347              354
      5.250%, 08/01/06                                      54               54
      5.248%, 05/01/06                                      60               61
      5.168%, 09/01/06                                     411              417
      5.132%, 05/01/06                                       6                6
      5.125%, 07/01/06                                      17               17
      4.875%, 06/01/06 to 08/01/06                          26               26
      4.766%, 12/01/06                                      60               61
      4.750%, 02/01/06                                      76               78
      4.625%, 06/01/06                                      12               12
      4.375%, 03/01/06 to 09/01/06                          57               57
      4.373%, 11/01/06                                      52               54
      4.250%, 02/01/06 to 01/01/07                          36               36
      4.125%, 09/01/06 to 12/01/06                          42               43
      4.000%, 02/01/06 to 10/01/06                          27               28
      3.750%, 01/01/07                                       9                9
      3.500%, 10/01/06 to 11/01/06                          25               25
   FHLMC REMIC, Ser 2061, Cl TA
      5.250%, 10/15/27                                     114              114
   FHLMC REMIC, Ser 2481, Cl BC
      5.250%, 08/15/30                                     102              102
   FHLMC REMIC, Ser 2617, Cl UN
      4.500%, 08/15/12                                   2,597            2,579
   FHLMC REMIC, Ser 2630, Cl KN
      2.500%, 04/15/13                                   2,500            2,415
   FHLMC REMIC, Ser 2684, Cl GN
      3.250%, 05/15/23                                   1,851            1,813

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 2684, Cl QM
      3.500%, 03/15/19                            $      2,069    $       2,052
   FHLMC REMIC, Ser 2689, Cl PY
      4.000%, 02/15/10                                   1,904            1,895
   FHLMC REMIC, Ser 2691, Cl OK
      3.500%, 05/15/17                                     957              949
   FHLMC REMIC, Ser 2727, Cl PA
      4.125%, 08/15/18                                   1,648            1,636
   FHLMC REMIC, Ser 2750, Cl NA
      3.500%, 03/15/15                                   2,709            2,686
   FHLMC REMIC, Ser 2750, Cl OA
      3.500%, 10/15/11                                   1,841            1,827
   FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                   2,358            2,312
   FHLMC REMIC, Ser 2760, Cl PK
      4.500%, 10/15/21                                   2,947            2,927
   FHLMC REMIC, Ser T-42, Cl A5
      7.500%, 02/25/42                                   1,634            1,706
   FNMA
      6.775%, 10/01/07                                     538              547
      6.610%, 04/01/09                                     158              163
      6.490%, 08/01/08                                     544              556
      6.270%, 11/01/07                                     866              875
      6.229%, 12/01/08                                   2,428            2,475
      6.210%, 08/01/08                                   1,279            1,300
      6.130%, 10/01/08                                     144              147
      6.085%, 10/01/08                                     366              372
      6.080%, 09/01/08                                     902              915
      6.010%, 06/01/09                                     341              346
      5.735%, 01/01/09                                   1,354            1,371
      5.016%, 02/01/13                                      96               95
      4.621%, 04/01/13                                     197              192
      4.500%, 07/01/19 to 03/01/20                         645              627
   FNMA (A)
      6.031%, 02/25/06                                      34               36
      5.768%, 05/01/06                                   2,141            2,215
      5.592%, 07/01/06                                   2,658            2,737
      5.551%, 04/01/06                                     970              989
      5.250%, 09/01/06                                     715              726
      5.244%, 07/01/06                                   2,751            2,802
   FNMA REMIC, Ser 1993-32, Cl H
      6.000%, 03/25/23                                     164              164
   FNMA REMIC, Ser 1995-13, Cl C
      6.500%, 10/25/08                                     202              204
   FNMA REMIC, Ser 1997-M5, Cl B
      6.650%, 08/25/07                                     275              278
   FNMA REMIC, Ser 2001-53, Cl CA
      5.750%, 06/25/31                                     306              305
   FNMA REMIC, Ser 2002-3, Cl PG
      5.500%, 02/25/17                                   2,000            2,022
   FNMA REMIC, Ser 2002-34, Cl FE (A)
      4.870%, 02/18/06                                     516              519
   FNMA REMIC, Ser 2002-53, Cl FK (A)
      4.930%, 02/25/06                                     708              710
--------------------------------------------------------------------------------
18                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FNMA REMIC, Ser 2002-63, Cl QF (A)
      4.830%, 02/25/06                            $      1,179    $       1,184
   FNMA REMIC, Ser 2003-57, Cl KL
      3.500%, 03/25/09                                     339              337
   FNMA REMIC, Ser 2003-76, Cl CA
      3.750%, 07/25/33                                   1,993            1,821
   FNMA REMIC, Ser G92-61, Cl FA (A)
      5.181%, 02/25/06                                     363              367
   FNMA REMIC, Ser G93-5, Cl Z
      6.500%, 02/25/23                                      71               72
   GNMA
      7.500%, 01/15/11 to 02/15/11                          49               52
      6.500%, 06/15/16 to 09/15/17                       2,587            2,667
      6.000%, 06/15/16 to 09/15/19                       1,457            1,500
   GNMA REMIC, Ser 2002-24, Cl FA (A)
      4.970%, 02/16/06                                     580              585
   GNMA REMIC, Ser 2005-74, Cl HA
      7.500%, 09/16/35                                     349              368
   GNMA REMIC, Ser 2005-74, Cl HB
      7.500%, 09/16/35                                     151              158
                                                                  -------------
Total U.S. Government Mortgage-Backed
   Obligations
   (Cost $81,456) ($ Thousands)                                          80,162
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 34.5%
   FHLB
      4.125%, 10/19/07                                  21,000           20,768
   FHLMC
      4.875%, 03/15/07                                   9,250            9,252
      4.000%, 08/17/07                                  17,050           16,843
      3.625%, 09/15/08                                   5,750            5,588
   FNMA
      3.000%, 08/15/07                                   1,300            1,265
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $54,157) ($ Thousands)                                          53,716
                                                                  -------------

U.S. TREASURY OBLIGATIONS -- 10.7%
   U.S. Treasury Inflation Protected Security
      3.625%, 01/15/08                                  15,921           16,465
   U.S. Treasury Notes (C)
      3.000%, 11/15/07                                     100               97
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $16,540) ($ Thousands)                                          16,562
                                                                  -------------

REPURCHASE AGREEMENT (B)-- 2.2%
   UBS Securities LLC
      4.470%, dated 01/31/06, to be
      repurchased on 02/01/06,
      repurchase price $3,400,422
      (collateralized by a U.S. Government
      obligation, par value $3,545,000,
      4.500%, 07/15/13, with
      total market value $3,470,555)                     3,400            3,400
                                                                  -------------
Total Repurchase Agreement
   (Cost $3,400) ($ Thousands)                                            3,400
                                                                  -------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
Total Investments -- 98.9%
   (Cost $155,553) ($ Thousands)                                  $     153,840
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- 1.1%
Receivable for Investment Securities Sold                                   187
Payable for Fund Shares Redeemed                                           (283)
Income Distribution Payable                                                (112)
Administration Fees Payable                                                 (43)
Investment Advisory Fees Payable                                            (11)
Variation Margin Payable                                                     (4)
Other Assets and Liabilities, Net                                         1,938
                                                                  -------------
Total Other Assets and Liabilities                                        1,672
                                                                  -------------
Net Assets -- 100.0%                                              $     155,512
                                                                  =============

NET ASSETS:
Paid-in-Capital (unlimited
   authorization -- no par value)                                 $     162,645
Distribution in excess of net investment income                             (72)
Accumulated net realized loss on investments                             (5,332)
Net unrealized depreciation on investments                               (1,713)
Net unrealized depreciation on futures contracts                            (16)
                                                                  -------------
Net Assets                                                        $     155,512
                                                                  =============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($155,512,104 / 15,520,834 shares)                                    $10.02
                                                                  =============

Futures Contracts -- A summary of the open future contracts held by the Fund at January 31, 2006, is as follows: (See Note 2 in Notes to Financial Statements)

--------------------------------------------------------------------------------
                     NUMBER OF     CONTRACT                     UNREALIZED
    TYPE OF          CONTRACTS       VALUE       EXPIRATION    DEPRECIATION
   CONTRACT        LONG (SHORT)  ($ THOUSANDS)      DATE      ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 2 Year
   Treasury Note        41          $8,399       March 2006       $ (9)

U.S. 5 Year
   Treasury Note        39           4,124       March 2006         (7)
                                                                  ----
                                                                  $(16)
                                                                  ====

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B)   Tri-Party Repurchase Agreement
(C) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     19

STATEMENT OF NET ASSETS


Intermediate-Duration Government Fund
January 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follows]

45.7% U.S. Government Mortgage-Backed Obligations
32.9% U.S. Government Agency Obligations
17.3% U.S. Treasury Obligations
 4.1% Repurchase Agreement

*Percentages based on total investments.

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 46.3%
   FHLMC
      8.250%, 12/01/07 to 12/01/09                $         32    $          32
      6.500%, 08/01/14                                     108              110
      6.000%, 10/01/09 to 09/01/24                       4,783            4,867
      5.500%, 06/01/19 to 12/01/20                       1,422            1,431
   FHLMC REMIC, Ser 1599, Cl C
      6.100%, 10/15/23                                     745              756
   FHLMC REMIC, Ser 165, Cl K
      6.500%, 09/15/21                                      35               35
   FHLMC REMIC, Ser 2630, Cl HA
      3.000%, 01/15/17                                   1,968            1,857
   FHLMC REMIC, Ser 2635, Cl NJ
      3.000%, 03/15/17                                     525              494
   FHLMC REMIC, Ser 2760, Cl PH
      3.500%, 10/15/21                                   1,022            1,002
   FHLMC TBA
      6.000%, 02/18/19                                     680              693
   FNMA
      9.500%, 05/01/18                                      75               82
      8.000%, 05/01/08 to 06/01/08                          35               36
      7.500%, 03/01/07                                       7                7
      7.004%, 08/01/07                                     303              309
      6.950%, 10/01/06                                   1,550            1,551
      6.906%, 06/01/07                                       8                8
      6.800%, 10/01/07                                      18               18
      6.620%, 01/01/08                                     193              197
      6.500%, 12/01/31 to 12/01/35                       1,327            1,361
      6.460%, 06/01/09                                     553              571
      6.265%, 06/01/08                                     225              229
      6.080%, 09/01/08                                     902              915
      6.000%, 07/01/12 to 02/01/18                       1,439            1,471
      5.931%, 02/01/12                                     755              782
      5.625%, 12/01/11                                   1,802            1,840
      5.044%, 08/01/15                                     996              988
      4.829%, 04/01/13                                   6,723            6,613
      4.500%, 09/01/35                                   4,967            4,659
   FNMA REMIC, Ser 2001-51, Cl QN
      6.000%, 10/25/16                                     852              869
   FNMA REMIC, Ser 2004-27, Cl HN
      4.000%, 05/25/16                                     700              681
   FNMA TBA
      5.500%, 02/01/34                                   2,000            1,978

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   GNMA
      8.750%, 05/20/17 to 11/20/17                $         46    $          48
      8.500%, 05/20/16 to 02/20/18                         154              166
      8.250%, 05/15/06 to 07/15/08                          43               44
      6.000%, 04/15/09 to 09/15/24                       1,344            1,381
   Small Business Administration,
      Ser 2005-P10B, Cl 1
      4.940%, 08/10/15                                   1,745            1,720
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $40,560) ($ Thousands)                                          39,801
                                                                  -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.3%
   FHLMC
      6.000%, 06/15/11                                  15,975           16,848
      3.625%, 09/15/08                                  12,100           11,760
                                                                  -------------

Total U.S. Government Agency Obligations
   (Cost $29,356) ($ Thousands)                                          28,608
                                                                  -------------

U.S. TREASURY OBLIGATIONS -- 17.6%
   U.S. Treasury Bonds
      12.000%, 08/15/13                                  6,000            7,069
   U.S. Treasury Bonds (A)
      10.375%, 11/15/12                                  3,200            3,516
   U.S. Treasury Inflation Protected Security
      4.250%, 01/15/10                                   4,116            4,489
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $15,244) ($ Thousands)                                          15,074
                                                                  -------------

REPURCHASE AGREEMENT (B) -- 4.2%
   UBS Securities LLC
      4.470%, dated 01/31/06,
      to be repurchased on 02/01/06,
      repurchase price $3,600,447
      (collateralized by a U.S. Government
      obligation, par value $3,755,000,
      4.500%, 07/15/13, with total
      market value $3,676,145)                           3,600            3,600
                                                                  -------------
Total Repurchase Agreement
   (Cost $3,600) ($ Thousands)                                            3,600
                                                                  -------------
Total Investments -- 101.4%
   (Cost $88,760) ($ Thousands)                                          87,083
                                                                  -------------



--------------------------------------------------------------------------------
20                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.4)%
Receivable for Investment Securities Sold                         $         707
Payable for Investment Securities Purchased                              (2,707)
Income Distribution Payable                                                (173)
Payable for Fund Shares Redeemed                                            (74)
Administration Fees Payable                                                 (26)
Investment Advisory Fees Payable                                             (7)
Shareholder Servicing Fees Payable                                           (4)
Variation Margin Payable                                                     (3)
Other Assets and Liabilities, Net                                         1,077
                                                                  -------------
Total Other Assets and Liabilities                                       (1,210)
                                                                  -------------
Net Assets -- 100.0%                                              $      85,873
                                                                  =============

NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value)         $      89,154
Distribution in excess of net investment income                             (20)
Accumulated net realized loss on investments                             (1,574)
Net unrealized depreciation on investments                               (1,677)
Net unrealized depreciation futures contracts                               (10)
                                                                  -------------
Net Assets                                                        $      85,873
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($85,872,504 / 8,412,118 shares)                                      $10.21
                                                                  =============

Futures Contracts -- A summary of the open future contracts held by the Fund at January 31, 2006, is as follows: (See Note 2 in Notes to Financial Statements)
--------------------------------------------------------------------------------
                                                                    UNREALIZED
                       NUMBER OF       CONTRACT                    APPRECIATION
      TYPE OF          CONTRACT         VALUE      EXPIRATION     (DEPRECIATION)
     CONTRACTS       LONG (SHORT)   ($ THOUSANDS)     DATE        ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 5 Year
   Treasury Note          117         $12,371      March 2006         $(28)
U.S. 10 Year
   Treasury Note          (61)         (6,615)     March 2006           18
                                                                      ----
                                                                      $(10)
                                                                      ====

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B)   Tri-Party Repurchase Agreement.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     21

STATEMENT OF NET ASSETS


GNMA Fund

January 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

98.6% U.S. Government Mortgage-Backed Obligations
 1.4% Repurchase Agreement

*Percentages based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 99.8%
   FHLMC
       6.500%, 02/01/13 to 02/01/18               $        970    $         995
       5.000%, 12/01/35                                    497              480
   FNMA
       8.000%, 09/01/14 to 09/01/28                        372              397
       7.000%, 08/01/29 to 09/01/32                        883              918
       6.500%, 07/01/32 to 09/01/32                      1,362            1,399
       6.000%, 07/01/35                                    116              118
       5.890%, 10/01/11                                  1,335            1,377
       5.780%, 11/01/11                                  1,211            1,244
       5.000%, 07/01/35 to 12/01/35                      1,498            1,445
       4.621%, 04/01/13                                  6,434            6,261
   FNMA REMIC, Ser 1990-91, Cl G
       7.000%, 08/25/20                                     86               87
   FNMA REMIC, Ser 1992-105, Cl B
       7.000%, 06/25/22                                    176              182
   FNMA REMIC, Ser 2002-42, Cl C
       6.000%, 07/25/17                                  1,500            1,549
   GNMA
      12.500%, 06/15/14                                     --               --
      12.000%, 04/15/14                                     --               --
      11.500%, 02/15/13                                      4                4
      10.000%, 05/15/16 to 07/15/20                         39               43
       9.500%, 06/15/09 to 11/15/20                        537              569
       9.000%, 12/15/17 to 05/15/22                        379              415
       8.500%, 08/15/08 to 06/15/17                        113              120
       8.000%, 04/15/17 to 03/15/32                      1,712            1,839
       7.750%, 10/15/26                                     57               60
       7.500%, 12/15/27 to 09/15/28                         27               28
       7.250%, 01/15/28                                    251              262
       7.000%, 04/15/19 to 09/15/31                     12,686           13,338
       6.750%, 11/15/27                                    113              118
       6.500%, 11/15/07 to 07/15/35                     19,852           20,675
       6.000%, 02/15/09 to 02/15/35                     27,298           28,020
       5.500%, 10/15/32 to 01/15/36                     27,354           27,495
       5.000%, 04/15/33 to 01/15/36                     28,921           28,507
       4.500%, 08/15/33 to 09/15/34                      6,254            5,990
   GNMA (A)
       6.000%, 02/15/17                                    811              835
   GNMA REMIC, Ser 2002-45, Cl QE
       6.500%, 06/20/32                                  2,177            2,266


--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   GNMA REMIC, Ser 2003-58, Cl VB
       5.500%, 10/17/22                           $      6,000    $       5,975
   GNMA REMIC, Ser 2003-63, Cl UV
       3.500%, 07/20/30                                  3,073            2,922
   GNMA REMIC, Ser 2005-74, Cl HA
       7.500%, 09/16/35                                  1,596            1,682
   GNMA REMIC, Ser 2005-74, Cl HB
       7.500%, 09/16/35                                  2,754            2,881
   GNMA REMIC, Ser 2005-74, Cl HC
       7.500%, 09/16/35                                  2,417            2,547
   GNMA TBA
       5.500%, 02/15/34                                  3,000            3,012
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $166,409) ($ Thousands)                                        166,055
                                                                  -------------

REPURCHASE AGREEMENT (B) -- 1.4%
   UBS Securities LLC
     4.470%, dated 01/31/06, to be
     repurchased on 02/01/06,
     repurchase price $ 2,300,286
     (collateralized by a U.S. Government
     obligation, par value $2,400,000,
     4.500%, 07/15/13, with total
     market value $2,349,600)                            2,300            2,300
                                                                  -------------
Total Repurchase Agreement
   (Cost $2,300) ($ Thousands)                                            2,300
                                                                  -------------
Total Investments -- 101.2%
   (Cost $168,709) ($ Thousands)                                        168,355
                                                                  -------------

OTHER ASSETS AND LIABILITIES -- (1.2)%
Receivable for Investment Securities Sold                                 6,998
Payable for Investment Securities Purchased                              (9,478)
Income Distribution Payable                                                (232)
Payable for Fund Shares Redeemed                                           (128)
Administration Fees Payable                                                 (46)
Shareholder Servicing Fees Payable                                          (24)
Investment Advisory Fees Payable                                            (14)
Variation Margin Receivable                                                   1
Other Assets and Liabilities, Net                                           892
                                                                  -------------
Total Other Assets and Liabilities                                       (2,031)
                                                                  -------------
Net Assets -- 100.0%                                              $     166,324
                                                                  =============




--------------------------------------------------------------------------------
22                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital (unlimited authorization -- no par value)         $     177,177
Accumulated net realized loss on investments                            (10,512)
Net unrealized depreciation on investments                                 (354)
Net unrealized appreciation on futures contracts                             13
                                                                  -------------
Net Assets                                                        $     166,324
                                                                  =============
Net Assets Value, Offering and Redemption
   Price Per Share -- Class A
   ($166,323,739 / 17,538,329 shares)                                     $9.48
                                                                  =============

Futures Contracts -- A summary of the open future contracts held by the Fund at January 31, 2006, is as follows: (See Note 2 in Notes to Financial Statements)
-------------------------------------------------------------------------------
                     NUMBER OF
                     CONTRACTS        CONTRACT                      UNREALIZED
    TYPE OF            LONG            VALUE        EXPIRATION     APPRECIATION
    CONTRACT          (SHORT)      ($ THOUSANDS)       DATE        ($ THOUSANDS)
-------------------------------------------------------------------------------
U.S. 10 Year
   Treasury Note        (12)          $(1,301)      March 2006          $13

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B)   Tri-Party Repurchase Agreement.
Cl -- Class
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
LLC -- Limited Liability Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
TBA -- To Be Announced
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     23

STATEMENT OF NET ASSETS


Ultra Short Bond Fund
January 31, 2006
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[Bar Chart Omitted]
[Plot Points Follow]

65.1% Asset-Backed Securities
12.6% Corporate Bonds
 8.4% U.S. Treasury Obligations
 6.2% U.S. Government Mortgage-Backed Obligations
 4.6% U.S. Government Agency Obligations
 2.6% Certificates of Deposit
 0.5% Repurchase Agreement

*Percentages are based on total investments.
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 64.1%

AUTOMOTIVE -- 19.8%
   Aesop Funding II LLC, Ser 2003-4A,
     Cl A1 (A) (B)
       4.720%, 02/20/06                           $      1,685    $       1,686
   Aesop Funding II LLC, Ser 2003-5A,
     Cl A1 (B)
       2.780%, 12/20/07                                  1,000              986
   Aesop Funding II LLC, Ser 2005-1A,
     Cl A2 (A) (B)
       4.550%, 02/20/06                                    800              800
   Amercredit Automobile Receivables
     Trust, Ser 2005-CF, Cl A3
       4.470%, 05/06/10                                    790              784
   Americredit Automobile Receivables
     Trust, Ser 2004-CA, Cl A3
       3.000%, 03/06/09                                    975              964
   Americredit Automobile Receivables
     Trust, Ser 2004-DF, Cl A3
       2.980%, 07/06/09                                    640              629
   Americredit Automobile Receivables
     Trust, Ser 2005-1, Cl B
       4.480%, 11/06/09                                    840              831
   Americredit Automobile Receivables
     Trust, Ser 2005-DA, Cl A3
       4.870%, 12/06/10                                  2,010            2,006
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A3
       1.820%, 09/20/07                                    310              309
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A4
       2.430%, 03/22/10                                  3,000            2,927
   Capital Auto Receivables Asset Trust,
     Ser 2004-1, Cl A3
       2.000%, 11/15/07                                    593              586
   Capital Auto Receivables Asset Trust,
     Ser 2004-2, Cl A1A
       3.120%, 03/15/07                                    952              948
   Capital Auto Receivables Asset Trust,
     Ser 2005-1, Cl B (A)
       4.845%, 02/15/06                                    440              442

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Capital One Auto Finance Trust,
     Ser 2003-A, Cl A4A
       2.470%, 01/15/10                           $      2,000    $       1,965
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A3 (A)
       4.580%, 02/15/06                                    192              192
   Capital One Auto Finance Trust,
     Ser 2003-B, Cl A4
       3.180%, 09/15/10                                  2,050            2,013
   Capital One Auto Finance Trust,
     Ser 2005-C, Cl A3
       4.610%, 07/15/10                                  2,770            2,753
   Capital One Prime Auto Receivable
     Trust, Ser 2004-1, Cl A4 (A)
       4.540%, 02/15/06                                  1,250            1,251
   Capital One Prime Auto Receivable
     Trust, Ser 2004-2, Cl A3
       3.060%, 03/17/08                                  1,967            1,954
   Capital One Prime Auto Receivable
     Trust, Ser 2004-3, Cl A2
       3.040%, 07/15/07                                    195              194
   Capital One Prime Auto Receivables
     Trust, Ser 2005-1, Cl A3
       4.320%, 08/15/09                                  1,120            1,111
   Carmax Auto Owner Trust
     Ser 2003-1, Cl A3
       1.610%, 02/15/07                                     26               26
   Carmax Auto Owner Trust,
     Ser 2004-2, Cl A4
       3.460%, 09/15/11                                    449              436
   Carmax Auto Owner Trust,
     Ser 2005-2, Cl A3
       4.210%, 01/15/10                                  1,450            1,432
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A3
       1.520%, 05/15/07                                     20               20
   Chase Manhattan Auto Owner Trust,
     Ser 2003-A, Cl A4
       2.060%, 12/15/09                                  1,958            1,917
   Chase Manhattan Auto Owner Trust,
     Ser 2003-C, Cl A3
       2.260%, 11/15/07                                    465              462
   Chase Manhattan Auto Owner Trust,
     Ser 2004-A, Cl A4
       2.830%, 09/15/10                                  1,256            1,217
   Chase Manhattan Auto Owner Trust,
     Ser 2005-A, Cl A3
       3.870%, 06/15/09                                    820              808
   Chesapeake Funding Trust
     Ser 2004-1A, Cl A2 (A) (B)
       4.579%, 02/07/06                                    400              400
   DaimlerChrysler Auto Trust,
     Ser 2004-B, Cl A3
       3.180%, 09/08/08                                  1,131            1,120
--------------------------------------------------------------------------------
24                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   DaimlerChrysler Auto Trust,
     Ser 2005-A, Cl A3
       3.490%, 12/08/08                           $      1,315    $       1,298
   DaimlerChrysler Auto Trust,
     Ser 2005-B, Cl A3
       4.040%, 09/08/09                                    610              603
   Ford Credit Auto Owner Trust,
     Ser 2005-A, Cl A3
       3.480%, 11/15/08                                  1,140            1,125
   Harley-Davidson Motorcycle Trust,
     Ser 2004-1, Cl A1
       1.400%, 10/15/08                                    153              152
   Hertz Vehicle Financing,
     Ser 2004-1A, Cl A2 (B)
       2.380%, 05/25/08                                  1,750            1,701
   Honda Auto Receivables Owner Trust,
     Ser 2003-2, Cl A3
       1.690%, 02/21/07                                     36               36
   Honda Auto Receivables Owner Trust,
     Ser 2003-5, Cl A3
       2.300%, 10/18/07                                    415              411
   Honda Auto Receivables Owner Trust,
     Ser 2005-1, Cl A3
       3.530%, 10/21/08                                    865              853
   Honda Auto Receivables Owner Trust,
     Ser 2005-2, Cl A2
       3.650%, 08/15/07                                    848              845
   Honda Auto Receivables Owner Trust,
     Ser 2005-3, Cl A3
       3.870%, 04/20/09                                    848              835
   Honda Auto Receivables Owner Trust,
     Ser 2005-5, Cl A3
       4.610%, 08/17/09                                  4,025            4,006
   Household Automotive Trust,
     Ser 2003-1, Cl A3
       1.730%, 12/17/07                                    133              133
   Household Automotive Trust,
     Ser 2005-1, Cl A3
       4.150%, 02/17/10                                  1,371            1,354
   Household Automotive Trust,
     Ser 2005-2, Cl A3
       4.370%, 05/17/10                                  1,276            1,262
   Household Automotive Trust,
     Ser 2005-3, Cl A3
       4.800%, 10/18/10                                  1,070            1,068
   Hyundai Auto Receivables Trust,
     Ser 2003-A, Cl A3
       2.330%, 11/15/07                                    499              495
   Hyundai Auto Receivables Trust,
     Ser 2004-A, Cl A2
       2.360%, 09/15/07                                    194              194
   Hyundai Auto Receivables Trust,
     Ser 2005-A, Cl A3
       3.980%, 11/16/09                                    659              649

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Merrill Auto Trust Securitization,
     Ser 2005-1, Cl B (A)
       4.770%, 02/25/06                           $        815    $         815
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB1, Cl A4
       3.330%, 10/15/11                                    600              587
   Morgan Stanley Auto Loan Trust,
     Ser 2004-HB2, Cl A2
       2.400%, 07/16/07                                    618              616
   Navistar Financial Corporate Owner
     Trust, Ser 2003-A, Cl A3
       1.730%, 02/15/07                                    145              144
   Navistar Financial Corporate Owner
     Trust, Ser 2003-A, Cl A4
       2.240%, 11/15/09                                  1,750            1,709
   Nissan Auto Lease Trust,
     Ser 2005-A1, Cl A3
       4.700%, 10/15/08                                  1,970            1,963
   Nissan Auto Receivables Owner
     Trust, Ser 2003-B, Cl A
       1.510%, 08/15/07                                    178              178
   Nissan Auto Receivables Owner
     Trust, Ser 2005-A, Cl A3
       3.540%, 10/15/08                                  1,590            1,567
   Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A2
       3.750%, 09/17/07                                    600              598
   Nissan Auto Receivables Owner Trust,
     Ser 2005-B, Cl A3
       3.990%, 07/15/09                                  1,175            1,160
   Nissan Auto Receivables Owner Trust,
     Ser 2005-C, Cl A3
       4.190%, 07/15/09                                    760              751
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A2
       4.800%, 06/16/08                                    500              500
   Nissan Auto Receivables Owner Trust,
     Ser 2006-A, Cl A3
       4.740%, 09/15/09                                    665              665
   Onyx Acceptance Owner Trust,
     Ser 2003-C, Cl A4
       2.660%, 05/17/10                                  1,578            1,554
   Onyx Acceptance Owner Trust,
     Ser 2005-B, Cl A2
       4.030%, 04/15/08                                  3,461            3,449
   Susquehanna Auto Lease Trust,
     Ser 2005-1A, Cl 1A (B)
       4.080%, 07/16/07                                  1,750            1,743
   USAA Auto Owner Trust
     Ser 2003-1, Cl A3
       1.580%, 06/15/07                                      5                5
   USAA Auto Owner Trust,
     Ser 2005-2, Cl A2
       3.800%, 12/17/07                                  2,176            2,168
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     25

STATEMENT OF NET ASSETS

January 31, 2006
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   USAA Auto Owner Trust,
     Ser 2005-3, Cl A3
       4.550%, 02/16/10                           $      1,230    $       1,223
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A3
       1.760%, 01/21/08                                     31               31
   WFS Financial Owner Trust,
     Ser 2003-2, Cl A4
       2.410%, 12/20/10                                  2,000            1,971
   WFS Financial Owner Trust,
     Ser 2003-3, Cl A4
       3.250%, 05/20/11                                  2,880            2,832
   WFS Financial Owner Trust,
     Ser 2004-1, Cl A3
       2.190%, 06/20/08                                    777              772
   WFS Financial Owner Trust,
     Ser 2005-2, Cl B
       4.570%, 11/19/12                                  1,234            1,221
   WFS Financial Owner Trust,
     Ser 2005-3, Cl A2
       4.110%, 06/17/08                                  1,166            1,163
   Wachovia Auto Owner Trust,
     Ser 2005-B, Cl A3
       4.790%, 04/20/10                                  1,010            1,008
   Whole Auto Loan Trust,
     Ser 2004-1, Cl A2A
       2.590%, 05/15/07                                    196              195
   World Omni Auto Receivables Trust,
     Ser 2003-A, Cl A3
       1.980%, 05/15/07                                     41               41
   World Omni Auto Receivables Trust,
     Ser 2004-A, Cl B (D)
       3.620%, 07/12/11                                    824              809
                                                                  -------------
                                                                         81,627
                                                                  -------------
CREDIT CARD -- 11.2%
   Advanta Business Card Master Trust,
     Ser 2004-C1, Cl C (A)
       5.540%, 02/20/06                                    485             492
   Advanta Business Card Master Trust,
     Ser 2005-A4, Cl A4
       4.750%, 02/20/06                                  1,000             995
   Advanta Business Card Master Trust,
     Ser 2005-C1, Cl C1 (A)
       5.000%, 08/22/11                                  1,500           1,509
   American Express Credit Account
     Master Trust, Ser 2003-4, Cl A
       1.690%, 01/15/09                                    695             687
   American Express Credit Account
     Master Trust, Ser 2004-C,
     Cl C (A) (B)
       4.970%, 02/15/06                                  2,256           2,260

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Bank One Issuance Trust,
     Ser 2003-B2, Cl B2 (A)
       4.700%, 02/15/06                           $      1,750    $       1,750
   Bank One Issuance Trust,
     Ser 2004-B1, Cl B1 (A)
       4.790%, 02/15/06                                  1,250            1,256
   Capital One Master Trust,
     Ser 2001-2, Cl A (A)
       4.610%, 02/15/06                                  1,750            1,750
   Capital One Multi-Asset Executive
     Trust, Ser 2003-A1, Cl A1 (A)
       4.860%, 02/15/06                                  1,465            1,466
   Capital One Multi-Asset Executive
     Trust, Ser 2003-B1, Cl B1 (A)
       5.640%, 02/15/06                                  1,250            1,252
   Capital One Multi-Asset Executive
     Trust, Ser 2004, Cl 1
       3.400%, 11/16/09                                    800              787
   Capital One Multi-Asset Executive
     Trust, Ser 2004-A6, Cl A6 (A)
       4.531%, 03/15/06                                  1,500            1,500
   Capital One Multi-Asset Executive
     Trust, Ser 2004-B4, Cl B4 (A)
       4.669%, 02/15/06                                  1,550            1,554
   Capital One Multi-Asset Executive
     Trust, Ser 2005-B2, Cl B2 (A)
       4.620%, 02/15/06                                  1,500            1,500
   Chase Credit Card Master Trust,
     Ser 2004-2, Cl A (A)
       4.510%, 02/15/06                                  1,485            1,486
   Citibank Credit Card Issuance Trust,
     Ser 2003-A5, Cl A5
       2.500%, 04/07/08                                  1,350            1,344
   Discover Card Master Trust,
     Ser 2004-2, Cl A1 (A)
       4.490%, 02/15/06                                  1,250            1,250
   Discover Card Master Trust,
     Ser 2005-1, Cl B (A)
       4.620%, 02/15/06                                  2,633            2,631
   First USA Credit Card Master Trust,
     Ser 1999-2, Cl A (A)
       4.673%, 02/19/06                                  1,000            1,000
   GE Capital Credit Card Master Trust,
     Ser 2004-1, Cl A (A)
       4.520%, 02/15/06                                  1,785            1,786
   GE Capital Credit Card Master Trust,
     Ser 2004-2, Cl B (A)
       4.730%, 02/15/06                                  2,000            2,003
   Household Affinity Credit Card Trust,
     Ser 2003-1, Cl B (A)
       5.020%, 02/15/06                                  1,250            1,260
   MBNA Credit Card Master Note Trust,
     Ser 2001-B1, Cl B1 (A)
       4.845%, 02/15/06                                  1,125            1,126
--------------------------------------------------------------------------------
26                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   MBNA Credit Card Master Note Trust,
      Ser 2002-B1, Cl B1
         5.150%, 07/15/09                         $        500    $         500
   Metris Master Trust,
      Ser 2004-2,Cl C (A) (B)
         5.840%, 02/20/06                                3,000            3,021
   Metris Master Trust,
      Ser 2005-1A, Cl B (A)
         4.910%, 02/20/06                                1,675            1,676
   Providian Gateway Master Trust,
      Ser 2004-AA, Cl A (A) (B)
         4.700%, 02/15/06                                1,970            1,973
   Providian Gateway Master Trust,
      Ser 2004-BA, Cl A (A) (B)
         4.660%, 02/15/06                                2,925            2,926
   Providian Gateway Master Trust,
      Ser 2004-EA, Cl A (A) (B)
         4.600%, 02/15/06                                  565              565
   Providian Gateway Master Trust,
      Ser 2004-FA, Cl A (B)
         3.650%, 11/15/11                                2,750            2,690
                                                                  -------------
                                                                         45,995
                                                                  -------------
MISCELLANEOUS BUSINESS SERVICES -- 6.6%
   ACAS Business Loan Trust,
      Ser 2005-1A, Cl A1 (A) (B)
         4.873%, 04/25/06                                1,000            1,000
   AICCO Premium Finance Master
      Trust, Ser 2004-1, Cl A (A)
         4.650%, 02/15/06                                  671              672
   AICCO Premium Finance Master
      Trust, Ser 2005-1, Cl A (A)
         4.550%, 02/15/06                                1,470            1,470
   CIT Equipment Collateral,
      Ser 2005-EF1, Cl A3
         4.420%, 05/20/09                                1,140            1,130
   CIT Equipment Collateral,
      Ser 2005-VT1, Cl A3
         4.120%, 08/20/08                                1,040            1,030
   CNH Equipment Trust,
      Ser 2003-B, Cl A3A (A)
         4.610%, 02/15/06                                  340              340
   CNH Equipment Trust,
      Ser 2004-A, Cl A3B
         2.940%, 10/15/08                                1,600            1,575
   CNH Equipment Trust,
      Ser 2005-A, Cl A3
         4.020%, 04/15/09                                  800              790
   California Infrastructure SDG&E,
      Ser 1997-1, Cl A6
         6.310%, 09/25/08                                  973              978

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Capital Source Commercial Loan
      Trust, Ser 2003-2A, Cl D (A) (B)
         6.990%, 02/20/06                         $        333    $         333
   Capital Source Commercial Loan Trust,
      Ser 2004-1A, Cl A2 (A) (B)
         4.820%, 02/20/06                                  428              428
   Capital Source Commercial Loan Trust,
      Ser 2004-2A, Cl C (A) (B)
         5.340%, 02/20/06                                  677              678
   Capital Source Commercial Loan Trust,
      Ser 2005-1A, Cl B (A) (B)
         4.770%, 02/20/06                                  686              686
   Colts Trust, Ser 2005-1A, Cl A1 (A) (B)
         4.720%, 03/20/06                                  689              689
   Colts Trust, Ser 2005-2A, Cl A (A) (B)
         4.730%, 06/20/06                                1,950            1,950
   DaimlerChrysler Master Owner Trust,
      Ser 2003-A, Cl A (A)
         4.520%, 02/15/06                                1,075            1,075
   GE Commercial Equipment Financing
      LLC, Ser 2004-1, Cl B (A)
         4.690%, 02/20/06                                  675              675
   GE Commercial Equipment Financing
      LLC, Ser 2005-1, Cl A3A
         3.980%, 03/20/09                                1,167            1,152
   GE Corporate Aircraft Financing,
      Ser 2005-1A, Cl A1 (A) (B)
         4.600%, 02/25/06                                1,634            1,634
   GE Equipment Small Ticket LLC,
      Ser 2005-1A, Cl B
         4.620%, 12/22/14                                  815              806
   GE Equipment Small Ticket LLC,
      Ser 2005-2A, Cl A4
         5.010%, 06/22/15                                2,226            2,211
   Lambda Finance, Ser 2005-1A,
      Cl B3 (A) (B)
         4.850%, 02/15/06                                  840              840
   Marlin Leasing Receivables LLC,
      Ser 2005-1A, Cl B (B)
         5.090%, 08/15/12                                  170              169
   Merritt Funding Trust, Ser 2005-2,
      Cl B (A) (B)
         5.300%, 04/15/06                                1,124            1,124
   Navistar Financial Dealer Owner Trust,
      Ser 2003-A, Cl A2 (A)
         4.830%, 02/25/06                                2,125            2,126
   Navistar Financial Dealer Owner Trust,
      Ser 2004-1, Cl A (A)
         4.730%, 02/25/06                                  650              650
   Nelnet Student Loan Trust,
      Ser 2004-3, Cl A2 (A)
         4.653%, 04/25/06                                  293              293


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     27

STATEMENT OF NET ASSETS

January 31, 2006
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Nelnet Student Loan Trust,
      Ser 2004-4, Cl A2 (A)
         4.643%, 04/25/06                         $        343    $         343
   Nelnet Student Loan,
      Ser 2004-2A, Cl A1 (A)
         4.390%, 02/25/06                                  278              278
                                                                  -------------
                                                                         27,125
                                                                  -------------
MORTGAGE RELATED -- 26.5%
   AAA Trust, Ser 2005-2,
      Cl A1 (A) (B)
         4.634%, 02/26/06                                  582              583
   Ace Securities, Ser 2006-NC1,
      Cl A2B (A)
         4.590%, 02/25/06                                1,148            1,148
   Advanta Mortgage Trust Loan,
      Ser 1999-4, Cl A (A)
         4.905%, 02/25/06                                  195              195
   American Home Mortgage Investment
      Trust, Ser 2003-1, Cl A (A)
         4.930%, 02/25/06                                  244              244
   Ameriquest Mortgage Securities,
      Ser 2004-R12, Cl A3 (A)
         4.810%, 02/25/06                                  784              786
   Ameriquest Mortgage Securities,
      Ser 2005-R1, Cl A3A (A)
         4.630%, 02/25/06                                   22               22
   Ameriquest Mortgage Securities,
      Ser 2005-R3, Cl A3A (A)
         4.620%, 02/25/06                                  252              252
   Asset Securitization,
      Ser 1996-MD6, Cl A6
         7.627%, 11/13/29                                  860              881
   Asset Securitization,
      Ser 1997-D5, Cl A1B
         6.660%, 02/14/43                                  305              308
   Bank of America Funding,
      Ser 2005-F, Cl 4A1 (A)
         5.454%, 02/20/06                                2,532            2,525
   Bank of America Large Loan,
      Ser 2004-BBA4, Cl A2 (A) (B)
         4.630%, 02/15/06                                  560              560
   Bank of America Mortgage Securities,
      Ser 2004-J, Cl 2A1 (A)
         4.800%, 02/25/06                                  518              512
   Bank of America Mortgage Securities,
      Ser 2005-A, Cl 2A2 (A)
         4.470%, 02/25/06                                2,187            2,140
   Bank of America Mortgage Securities,
      Ser 2005-C, Cl 2A2 (A)
         4.720%, 02/25/06                                1,350            1,328
   Bank of America Mortgage Securities,
      Ser 2005-H, Cl 2A1
         4.828%, 09/25/35                                1,010              995

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Bear Stearns Asset Backed Securities,
      Ser 2005-HE11, Cl A1 (A)
         4.650%, 02/25/06                         $        756    $         756
   Bear Stearns Asset Backed Securities,
      Ser 2005-HE11, Cl A2 (A)
         4.780%, 02/25/06                                  275              275
   Bear Stearns Asset Backed Securities,
      Ser 2006-HE1, Cl 1A1 (A)
         4.650%, 02/25/06                                2,000            2,000
   Bear Stearns Commercial Mortgage,
      Ser 1998-C1, Cl A1
         6.340%, 06/16/30                                  401              405
   Bear Stearns Commercial Mortgage,
      Ser 2004-BBA3, Cl A1B (A)
         4.700%, 02/15/06                                  520              520
   Bear Stearns Commercial Mortgage,
      Ser 2005-12, Cl 11A1 (A)
         5.477%, 02/25/06                                2,502            2,504
   CS First Boston Mortgage Securities,
      Ser 1997-C2, Cl A2
         6.520%, 01/17/35                                   41               41
   CS First Boston Mortgage Securities,
      Ser 2004-TF2A, Cl A2 (A) (B)
         4.670%, 02/15/06                                1,750            1,751
   Centex Home Equity Trust,
      Ser 2005-A, Cl AF1 (D)
         3.700%, 06/25/22                                  145              144
   Chase Funding Mortgage Loan,
      Ser 2004-2, Cl 1A1 (A)
         4.680%, 02/25/06                                   81               81
   CitiFinancial Mortgage Securities,
      Ser 2004-1, Cl AF1 (A)
         4.620%, 02/25/06                                  171              171
   Citigroup Mortgage Loan Trust,
      Ser 2004-HYB3, Cl 1A (A)
         3.970%, 02/25/06                                2,517            2,485
   Citigroup Mortgage Loan Trust,
      Ser 2005-OPT1, Cl A1A (A)
         4.620%, 02/25/06                                  183              183
   Countrywide Asset-Backed Certificates,
      Ser 2004-12, Cl AF1 (A)
         4.730%, 02/25/06                                   46               46
   Countrywide Asset-Backed Certificates,
      Ser 2004-15, Cl AF1 (A)
         4.730%, 02/25/06                                  383              383
   Countrywide Asset-Backed Certificates
      Ser 2005-13, Cl 3AV3 (A)
         4.780%, 02/25/06                                1,310            1,311
   Countrywide Home Loans,
      Ser 2004-29, Cl 1A1 (A)
         4.800%, 02/25/06                                  650              649
   Countrywide Home Loans,
      Ser 2005-7, Cl 1A1 (A)
         4.800%, 02/25/06                                1,201            1,201
--------------------------------------------------------------------------------
28                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2005-HY10, Cl 3A1A (A)
         5.442%, 02/20/06                         $      2,203    $       2,200
   Countrywide Home Loans,
      Ser 2006-HYB1, Cl 1A1 (A)
         5.424%, 02/20/06                                1,500            1,497
   Crusade Global Trust,
      Ser 2003-1, Cl A (A)
         4.800%, 04/17/06                                  953              954
   Diversified REIT Trust,
      Ser 1999-1A, Cl A2 (B)
         6.780%, 03/18/11                                1,780            1,843
   Fremont Home Loan Owner Trust,
      Ser 1999-1 (A)
         5.130%, 02/25/06                                   14               14
   GMAC Commercial Mortgage Securities,
      Ser 1999-CTL1, Cl A (B)
         7.151%, 12/15/16                                  994            1,012
   GMAC Mortgage Corporation Loan,
      Ser 2005-HE1, Cl A1 (A)
         4.590%, 02/25/06                                  975              975
   GMAC Mortgage Corporation Loan,
      Ser 2005-HE3, Cl A1 (A)
         4.640%, 02/25/06                                1,000            1,001
   GMAC Mortgage Loan,
      Ser 2005-AR6, Cl 2A1 (A)
         5.258%, 11/19/35                                2,936            2,921
   GSR Mortgage Loan Trust,
      Ser 2005-AR2, Cl 1A2 (A)
         4.630%, 02/25/06                                1,191            1,180
   GSR Mortgage Loan Trust,
      Ser 2005-AR4, Cl 2A1 (A)
         5.059%, 02/25/06                                3,351            3,340
   Granite Master Issuer PLC,
      Ser 2005-1, Cl M1 (A)
         4.730%, 03/20/06                                  550              550
   Granite Master Issuer PLC,
      Ser 2006-1A, Cl A5 (A) (B)
         4.726%, 05/20/06                                1,215            1,215
   Granite Mortgages PLC,
      Ser 2002-2, Cl 1A2 (A)
         4.781%, 04/20/06                                1,474            1,477
   Impac CMB Trust,
      Ser 2003-12, Cl A1 (A)
         4.910%, 02/25/06                                  977              978
   Impac CMB Trust,
      Ser 2004-9, Cl 1A1 (A)
         4.910%, 02/25/06                                1,473            1,477
   Impac CMB Trust,
      Ser 2005-1, Cl 1A1 (A)
         4.790%, 02/25/06                                1,033            1,035
   Impac CMB Trust,
      Ser 2005-2, Cl 1A1 (A)
         4.790%, 02/25/06                                1,149            1,150

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Impac CMB Trust,
      Ser 2005-3, Cl A1 (A)
         4.770%, 02/25/06                         $        976    $         979
   Impac CMB Trust,
      Ser 2005-4, Cl 1M1 (A)
         4.960%, 02/25/06                                1,911            1,909
   Impac CMB Trust,
      Ser 2005-5, Cl A1 (A)
         4.850%, 02/25/06                                  741              742
   Impac CMB Trust,
      Ser 2005-8, Cl 1A (A)
         4.790%, 02/25/06                                1,590            1,593
   JP Morgan Chase Commercial
      Mortgage Trust, Ser 2004-FL1A,
      Cl A1 (A) (B)
         4.640%, 02/16/06                                  591              591
   MLCC Mortgage Investors,
      Ser 2004-G, Cl A1 (A)
         4.810%, 02/25/06                                  631              631
   MLCC Mortgage Investors,
      Ser 2004-HB1, Cl A1 (A)
         4.890%, 02/25/06                                  738              739
   MLCC Mortgage Investors,
      Ser 2005-A, Cl A1 (A)
         4.760%, 02/25/06                                  761              761
   Master Adjustable Rate Mortgage Trust,
      Ser 2004-12, Cl 5A1 (A)
         4.530%, 02/25/06                                1,305            1,290
   Mellon Bank Premium Finance Loan
      Trust, Ser 2004-1, Cl A (A)
         4.651%, 03/15/06                                  810              810
   Merrill Lynch Mortgage Investors,
      Ser 2005-A1, Cl 1A (A)
         4.330%, 02/25/06                                2,045            2,019
   Merrill Lynch Mortgage Investors,
      Ser 2005-A2, Cl A2 (A)
         4.500%, 02/25/06                                2,896            2,836
   Merrill Lynch Mortgage Investors,
      Ser 2005-A3, Cl A1 (A)
         4.800%, 02/25/06                                1,090            1,080
   Merrill Lynch Mortgage Investors,
      Ser 2005-A8, Cl A3A1 (A)
         4.640%, 02/25/06                                1,275            1,276
   Merrill Lynch Mortgage Investors,
      Ser 2005-A9, Cl 2A1E (A)
         5.191%, 02/25/06                                1,492            1,480
   Morgan Stanley Dean Witter Capital I,
      Ser 2006-WMC1, Cl A2B (A)
         4.734%, 02/25/06                                1,390            1,389
   Morgan Stanley Home Equity Loan,
      Ser 2005-4, Cl A2B (A)
         4.750%, 02/25/06                                2,000            2,001
   MortgageIT Trust,
      Ser 2005-2, Cl 1A1 (A)
         4.790%, 02/25/06                                  605              607
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     29

STATEMENT OF NET ASSETS

January 31, 2006
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   MortgageIT Trust,
     Ser 2005-3, Cl A1 (A)
       4.830%, 02/25/06                           $      1,769    $       1,772
   MortgageIT Trust,
     Ser 2005-4, Cl A1 (A)
       4.810%, 02/25/06                                  2,101            2,104
   MortgageIT Trust,
     Ser 2005-5, Cl A1 (A)
       4.790%, 02/25/06                                  1,977            1,982
   New Century Home Equity Loan Trust,
     Ser 2004-2, Cl A3 (A)
       4.780%, 02/25/06                                    260              260
   New Century Home Equity Loan Trust,
     Ser 2005-1, Cl A1MZ (A)
       4.820%, 02/25/06                                    911              912
   New Century Home Equity Loan Trust,
     Ser 2005-B, Cl A2A (A)
       4.650%, 02/25/06                                  1,108            1,108
   New Century Home Equity Loan Trust,
     Ser 2005-C, Cl A2B (A)
       4.700%, 02/25/06                                    700              700
   Nomura Asset Securities
     Ser 1998-D6, Cl A1A
       6.280%, 03/15/30                                    259              260
   Option One Mortgage Loan Trust,
     Ser 2003-3, Cl A2 (A)
       4.830%, 02/25/06                                    203              203
   Option One Mortgage Loan Trust,
     Ser 2005-3, Cl M1 (A)
       5.000%, 02/25/06                                    428              429
   Option One Mortgage Loan Trust,
     Ser 2005-5, Cl A3 (A)
       4.740%, 02/25/06                                  1,795            1,793
   Option One Mortgage Loan Trust,
     Ser 2006-1, Cl 2A2 (A)
       0.000%, 02/25/06                                  1,590            1,590
   Permanent Financing PLC,
     Ser 7, Cl 1C (A)
       4.760%, 03/10/06                                    345              345
   Permanent Financing PLC,
     Ser 8, Cl 1B (A)
       4.580%, 03/10/06                                    935              935
   Puma Finance Limited,
     Ser S1, Cl A (A)
       4.504%, 02/09/06                                    885              885
   RMAC PLC,
     Ser 2003-NS4A, Cl A2B (A) (B)
       4.780%, 03/12/06                                    898              900
   RMAC PLC,
     Ser 2005-NS1A, Cl A1 (A) (B)
       4.540%, 03/12/06                                    563              563

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   RMAC PLC,
     Ser 2005-NS4A, Cl A1B (A) (B)
       4.450%, 03/12/06                           $      1,390    $       1,390
   Residential Asset Mortgage Products,
     Ser 2005-RS6, Cl A11 (A)
       4.630%, 02/25/06                                  1,126            1,126
   Residential Asset Securities Ser 2000-KS5,
       Cl AII (A)
       5.010%, 02/25/06                                     66               67
   Residential Asset Securities
     Ser 2001-KS4, Cl AIB (A)
       4.850%, 02/25/06                                    327              327
   Residential Asset Securities
     Ser 2005-KS1, Cl A1 (A)
       4.640%, 02/25/06                                    214              215
   Residential Asset Securities
     Ser 2005-KS7, Cl A1 (A)
       4.630%, 02/25/06                                    729              729
   Residential Asset Securities
     Ser 2006-KS1, Cl A2 (A)
       4.538%, 02/25/06                                    800              800
   Residential Mortgage Securities Trust,
     Ser 20A, Cl A1B (A) (B)
       4.380%, 02/10/06                                    659              659
   Sequoia Mortgage Trust,
     Ser 2004-10, Cl A2 (A)
       4.810%, 02/20/06                                    859              860
   Sequoia Mortgage Trust,
     Ser 2004-11, Cl A1 (A)
       4.790%, 02/20/06                                    639              640
   Sequoia Mortgage Trust,
     Ser 2004-12, Cl A1A (A)
       4.760%, 02/20/06                                    423              423
   Sequoia Mortgage Trust,
     Ser 2005-1, Cl A1 (A)
       4.720%, 02/20/06                                    427              427
   Sequoia Mortgage Trust,
     Ser 2005-2, Cl A1 (A)
       4.710%, 02/20/06                                    406              406
   Thornburg Mortgage Securities Trust,
     Ser 2004-2, Cl A2 (A)
       4.680%, 02/25/06                                    368              368
   Washington Mutual,
     Ser 2005-AR3, Cl A2 (A)
       4.653%, 02/25/06                                  1,128            1,108
   Wells Fargo Mortgage Backed
     Securities, Ser 2004-BB,
     Cl A2 (A)
       4.570%, 02/25/06                                  2,097            2,054


--------------------------------------------------------------------------------
30                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wells Fargo Mortgage Backed
     Securities, Ser 2004-Z,
     Cl 2A1 (A)
       4.585%, 02/25/06                           $        901    $         888
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR1,
     Cl 1A1 (A)
       4.550%, 02/25/06                                  2,024            1,984
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR2,
     Cl 2A2 (A)
       4.555%, 02/25/06                                  1,175            1,153
   Wells Fargo Mortgage Backed
     Securities, Ser 2005-AR4,
     Cl 2A2 (A)
       4.535%, 02/25/06                                  1,259            1,233
   Westpac Securitisation Trust,
     Ser 2005-1G, Cl A1 (A)
       4.574%, 03/23/06                                    714              716
                                                                  -------------
                                                                        109,251
                                                                  -------------
Total Asset Backed Securities
   (Cost $265,136) ($ Thousands)                                        263,998
                                                                  -------------

CORPORATE BONDS -- 12.4%

AEROSPACE & DEFENSE -- 0.3%
   General Dynamics
       2.125%, 05/15/06                                  1,265            1,256
                                                                  -------------
AIR TRANSPORTATION -- 0.7%
   American Airlines (A)
       5.124%, 03/23/06                                    979              982
   Continental Airlines
       6.320%, 11/01/08                                  1,270            1,276
   Delta Airlines (A)
       4.950%, 04/25/06                                    505              505
                                                                  -------------
                                                                          2,763
                                                                  -------------
AUTO FINANCE -- 0.8%
   DaimlerChrysler MTN (A)
       4.780%, 05/02/06                                  2,000            2,006
   Ford Motor Credit MTN (A)
       5.349%, 03/28/06                                  1,250            1,182
                                                                  -------------
                                                                          3,188
                                                                  -------------
BANK HOLDING COMPANY -- 0.4%
   Wells Fargo (A)
       4.579%, 03/28/06                                  1,680            1,682
                                                                  -------------
BANKS -- 1.5%
   Banco Santander of Chile (A) (B)
       4.810%, 03/09/06                                  1,750            1,743
   Royal Bank of Scotland
       4.815%, 01/18/07                                  3,000            3,000

--------------------------------------------------------------------------------
                                                   Face Amount           Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   Wachovia (A)
       4.694%, 04/24/06                           $      1,500     $      1,502
                                                                  -------------
                                                                          6,245
                                                                  -------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 0.8%
   Clear Channel Communications
       6.000%, 11/01/06                                  1,000            1,006
   Univision Communications
       3.875%, 10/15/08                                    825              791
       2.875%, 10/15/06                                  1,500            1,477
                                                                  -------------
                                                                          3,274
                                                                  -------------
ELECTRICAL SERVICES -- 1.0%
   Dominion Resources, Ser D (A)
       4.819%, 03/28/06                                  1,675            1,676
   Dominion Resources, Ser G
       3.660%, 11/15/06                                  1,000              988
   Nisource Finance (A)
       4.950%, 02/23/06                                  1,500            1,505
                                                                  -------------
                                                                          4,169
                                                                  -------------
FINANCIAL SERVICES -- 2.0%
   AIG Sunamerica Global Finance IV (B)
       5.850%, 02/01/06                                  1,000            1,000
   Bae Systems Holdings (A) (B)
       4.740%, 02/15/06                                  1,035            1,036
   Doral Financial (A)
       5.431%, 04/20/06                                  1,450            1,383
   FPL Group Capital
       5.551%, 02/16/08                                  1,755            1,768
   General Motors Acceptance
     MTN (A)
       5.243%, 02/21/06                                  1,000              996
   National Rural Utilities
       3.000%, 02/15/06                                  2,000            1,999
                                                                  -------------
                                                                          8,182
                                                                  -------------
FOOD, BEVERAGE & TOBACCO -- 0.3%
   General Mills
       2.625%, 10/24/06                                  1,500            1,471
                                                                  -------------
INSURANCE -- 1.6%
   Ace Limited
       6.000%, 04/01/07                                  2,000            2,017
   Everest Reinsurance Holdings
       8.750%, 03/15/10                                  1,545            1,739
   Marsh & Mclennan (A)
       4.720%, 04/13/06                                  1,420            1,418
   St Paul
       5.750%, 03/15/07                                    570              571
   Travelers Property Casualty
       3.750%, 03/15/08                                  1,000              976
                                                                  -------------
                                                                          6,721
                                                                  -------------


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     31

STATEMENT OF NET ASSETS


Ultra Short Bond Fund (Concluded)
January 31, 2006
--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
INVESTMENT BANKER/BROKER DEALER -- 1.9%
   Credit Suisse First Boston NY
     4.790%, 01/24/07                             $      3,000    $       3,000
   Credit Suisse First Boston USA (A)
     4.530%, 03/02/06                                    1,500            1,501
   Merrill Lynch MTN, Ser C (A)
     4.755%, 04/26/06                                    1,750            1,752
   Morgan Stanley Dean Witter (A)
     4.709%, 04/12/06                                    1,600            1,602
                                                                  -------------
                                                                          7,855
                                                                  -------------
MACHINERY -- 0.1%
   Alabama Power
     2.650%, 02/15/06                                      500              500
                                                                  -------------
MEDICAL PRODUCTS & SERVICES -- 0.3%
   Wellpoint Health Network
     6.375%, 06/15/06                                    1,250            1,256
                                                                  -------------
PETROLEUM & FUEL PRODUCTS -- 0.1%
   Keyspan
     4.900%, 05/16/08                                      360              359
                                                                  -------------
RETAIL -- 0.3%
   CVS
     5.625%, 03/15/06                                    1,145            1,146
                                                                  -------------
TELEPHONES & TELECOMMUNICATION -- 0.3%
   France Telecom
     7.450%, 03/01/06                                    1,100            1,102
                                                                  -------------
Total Corporate Bonds
   (Cost $51,426) ($ Thousands)                                          51,169
                                                                  -------------

U.S. TREASURY OBLIGATIONS -- 8.4%
   U.S. Treasury Inflation Index Note
     3.375%, 01/15/07                                   15,798           16,022
   U.S. Treasury Notes
     3.875%, 07/31/07                                    3,500            3,466
     3.625%, 04/30/07                                    7,500            7,414
     3.375%, 02/28/07                                    7,500            7,404
                                                                  -------------
Total U.S. Treasury Obligations
   (Cost $34,599) ($ Thousands)                                          34,306
                                                                  -------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 6.1%
   FHLMC
     7.000%, 03/01/07                                       12               12
   FHLMC (A)
     5.438%, 09/01/06                                    2,329            2,372
     5.387%, 08/01/06                                    1,661            1,698

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
   FHLMC REMIC, Ser 1599, Cl C
     6.100%, 10/15/23                             $        484    $         491
   FHLMC REMIC, Ser 1614, Cl J
     6.250%, 11/15/22                                       69               69
   FHLMC REMIC, Ser 2061, Cl TA
     5.250%, 10/15/27                                       76               76
   FHLMC REMIC, Ser 2594, Cl QH
     4.000%, 10/15/16                                      404              402
   FHLMC REMIC, Ser 2630, Cl HA
     3.000%, 01/15/17                                    2,097            1,978
   FHLMC REMIC, Ser 2684, Cl QM
     3.500%, 03/15/19                                      708              702
   FHLMC REMIC, Ser 2691, Cl OK
     3.500%, 05/15/17                                      957              949
   FHLMC REMIC, Ser 2727, Cl PA
     4.125%, 08/15/18                                    1,312            1,303
   FHLMC REMIC, Ser 2750, Cl NA
     3.500%, 03/15/15                                    1,034            1,025
   FHLMC REMIC, Ser 2750, Cl OA
     3.500%, 10/15/11                                      944              936
   FHLMC REMIC, Ser 2760, Cl LJ
     4.000%, 01/15/33                                      311              311
   FNMA
     6.340%, 02/01/08                                    1,325            1,343
   FNMA (A)
     5.959%, 06/01/06                                      381              390
     5.780%, 08/01/06                                      964              978
     5.768%, 05/01/06                                    1,070            1,107
     5.739%, 09/01/06                                      205              209
     5.457%, 06/01/06                                      110              113
     5.244%, 07/01/06                                    1,719            1,751
     4.863%, 04/01/06                                      281              282
   FNMA REMIC, Ser 1993-220, Cl FA (A)
     5.131%, 02/25/06                                      274              276
   FNMA REMIC, Ser 1993-58, Cl H
     5.500%, 04/25/23                                      372              373
   FNMA REMIC, Ser 2001-33, Cl FA (A)
     4.980%, 02/25/06                                      486              490
   FNMA REMIC, Ser 2002-63, Cl QF (A)
     4.830%, 02/25/06                                      369              371
   FNMA REMIC, Ser 2002-64, Cl FG (A)
     4.720%, 02/18/06                                      447              449
   FNMA REMIC, Ser 2002-78, Cl AU
     5.000%, 06/25/30                                    1,360            1,339
   FNMA REMIC, Ser 2003-57, Cl KL
     3.500%, 03/25/09                                      277              276
   FNMA REMIC, Ser 2003-8, Cl BN
     4.500%, 03/25/16                                    2,695            2,660
   SLMA (A)
     4.601%, 03/15/06                                      411              411
                                                                  -------------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $25,466) ($ Thousands)                                          25,142
                                                                  -------------


--------------------------------------------------------------------------------
32                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                                   Face Amount            Value
Description                                       ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.5%
   FHLB
     4.015%, 08/01/06                             $      3,000    $       2,989
     3.250%, 12/17/07                                    7,500            7,295
   FNMA
     3.250%, 07/31/06                                    3,500            3,474
     3.000%, 08/15/07                                    5,000            4,867
                                                                  -------------
Total U.S. Government Agency Obligations
   (Cost $18,799) ($ Thousands)                                          18,625
                                                                  -------------

CERTIFICATES OF DEPOSIT -- 2.5%
   ANZ Deleware
     4.810%, 01/29/07                                    3,000            3,000
   HBOS Treasury Services PLC
     4.840%, 01/30/07                                    3,000            2,998
   Sovereign Bank
     4.000%, 02/01/08                                      400              393
   Wells Fargo Bank
     4.000%, 07/24/06                                    2,000            1,992
   Westdeutsche Landesbank
     3.970%, 07/14/06                                    2,000            2,000
                                                                  -------------
Total Certificates of Deposit
   (Cost $10,400) ($ Thousands)                                          10,383
                                                                  -------------
COLLATERALIZED LOAN OBLIGATION -- 0.1%
   Franklin, Ser 4A, Cl A (A) (B)
     5.050%, 03/20/06                                      500              502
                                                                  -------------
Total Collateralized Loan Obligation
   (Cost $503) ($ Thousands)                                                502
                                                                  -------------

REPURCHASE AGREEMENT (C) -- 0.5%
   UBS Securities LLC
     4.470%, dated 01/31/06, to be
     repurchased on 02/01/06,
     repurchase price $2,200,273
     (collateralized by a U.S. Government
     obligation, par value $2,295,000,
     4.500%, 07/15/13, with total
     market value $2,246,805)                            2,200            2,200
                                                                  -------------
Total Repurchase Agreement
   (Cost $2,200) ($ Thousands)                                            2,200
                                                                  -------------
Total Investments -- 98.6%
   (Cost $408,529) ($ Thousands)                                        406,325
                                                                  -------------


--------------------------------------------------------------------------------
                                                                          Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.4%
Receivable for Investment Securities Sold                         $       1,515
Payable for Investment Securities Purchased                              (1,627)
Payable for Fund Shares Redeemed                                           (288)
Income Distribution Payable                                                (148)
Administration Fees Payable                                                 (85)
Investment Advisory Fees Payable                                            (21)
Other Assets and Liabilities, Net                                         6,546
                                                                  -------------
Total Other Assets and Liabilities                                        5,892
                                                                  -------------
Net Assets -- 100.0%                                              $     412,217
                                                                  =============
NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                      $     417,862
Distribution in excess of net investment income                             (74)
Accumulated net realized loss on investments                             (3,367)
Net unrealized depreciation on investments                               (2,204)
                                                                  -------------
Net Assets                                                        $     412,217
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($412,216,616 / 41,441,961 shares)                                     $9.95
                                                                  =============

(A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on January 31, 2006. The date shown is the earlier of the reset date or the demand date.
(B) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." The total value of such securities as of January 31, 2006 was $45,630 ($ Thousands) and represented 11.07% of Net Assets. These securities have been deemed liquid by the Board of Trustees.
(C)   Tri-Party Repurchase Agreement.
(D) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on January 31, 2006. The coupon on a step bond changes on a specified date.
Cl -- Class
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
LLC -- Limited Liability Company
MTN -- Medium Term Note
NY -- New York
PLC -- Public Limited Company
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
SLMA -- Student Loan Marketing Association


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     33

Statements of Operations ($ Thousands)

For the year ended January 31, 2006

----------------------------------------------------------------------------------------------------------
                                                          MONEY                                     PRIME
                                                         MARKET   GOVERNMENT   GOVERNMENT II   OBLIGATION
                                                           FUND         FUND            FUND         FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                    $  30,540    $  22,231       $  24,102    $ 144,633
----------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                    2,909        1,564           1,362        7,959
   Shareholder Servicing Fees - Class A Shares            1,245          913           1,369        6,796
   Administrative & Shareholder Servicing Fees -
      Class B Shares                                        337          436             475        1,871
   Administrative & Shareholder Servicing Fees -
      Class C Shares                                        900          559              53        3,839
   Administrative & Shareholder Servicing Fees -
      Class H Shares                                         --           --              --          154
   Shareholder Servicing Fees - Sweep Class Shares          228           74              --          108
   Distribution Fees - Sweep Class Shares                   456          148              --          216
   Investment Advisory Fees                                 209          155             170          993
   Trustees' Fees                                             7            5               5           33
   Registration Fees                                         48           32              14          241
   Custodian/Wire Agent Fees                                 30           17              24          124
   Proxy Costs                                               20           16              17          107
   Pricing Fees                                               1            1               1            6
   Other Expenses                                            77           60              71          342
----------------------------------------------------------------------------------------------------------
   Total Expenses                                         6,467        3,980           3,561       22,789
----------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                               --           --              --           --
      Administration fees                                (1,695)        (530)           (212)      (1,320)
      Shareholder Servicing Fees - Class A Shares        (1,245)        (913)         (1,369)      (6,796)
----------------------------------------------------------------------------------------------------------
   Net Expenses                                           3,527        2,537           1,980       14,673
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    27,013       19,694          22,122      129,960
==========================================================================================================
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
      Investments                                           (17)          --              (5)         (18)
      Payments by Affiliate*                                 --           --              --           --
      Futures Contracts                                      --           --              --           --
   NET CHANGE IN UNREALIZED DEPRECIATION ON:
      Investments                                            --           --              --           --
      Futures Contracts                                      --           --              --           --
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS            $  26,996    $  19,694       $  22,117    $ 129,942
==========================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.
* See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
34                     SEI Daily Income Trust / Annual Report / January 31, 2006

---------------------------------------------------------------------------------------------------------------------------------
                                                                      SHORT-DURATION  INTERMEDIATE-DURATION                ULTRA
                                               TREASURY  TREASURY II      GOVERNMENT             GOVERNMENT     GNMA  SHORT BOND
                                                   FUND         FUND            FUND                   FUND     FUND        FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest Income                              $ 21,929     $  9,521        $  6,815               $  3,994  $ 8,483    $ 12,493
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Administration Fees                             1,596          755             662                    352      559       1,222
  Shareholder Servicing Fees - Class A Shares       665          577             473                    252      437         873
  Administrative & Shareholder Servicing Fees
     - Class B Shares                               648          220              --                     --       --          --
  Administrative & Shareholder Servicing Fees
     - Class C Shares                               413           52              --                     --       --          --
  Administrative & Shareholder Servicing Fees
     - Class H Shares                                --           --              --                     --       --          --
  Shareholder Servicing Fees - Sweep Class
     Shares                                         251           --              --                     --       --          --
  Distribution Fees - Sweep Class Shares            501           --              --                     --       --          --
  Investment Advisory Fees                          158           75             189                    101      175         349
  Trustees' Fees                                      3            1               1                      1        1           3
  Registration Fees                                   7           14              13                      1       11          15
  Custodian/Wire Agent Fees                          15            4               5                      1        3           9
  Proxy Costs                                        16            9               5                      3        4           8
  Pricing Fees                                        1           --              33                     18       33          99
  Other Expenses                                     71           28              37                      4       11          29
---------------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                  4,345        1,735           1,418                    733    1,234       2,607
---------------------------------------------------------------------------------------------------------------------------------
  Less, Waiver of:
     Investment Advisory Fees                        --           --             (32)                    --       --        (131)
     Administration fees                           (521)         (89)            (57)                    --       --        (374)
     Shareholder Servicing Fees - Class A
        Shares                                     (665)        (577)           (473)                  (227)    (182)       (873)
---------------------------------------------------------------------------------------------------------------------------------
  Net Expenses                                    3,159        1,069             856                    506    1,052       1,229
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                            18,770        8,452           5,959                  3,488    7,431      11,264
=================================================================================================================================
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON/FROM:
     Investments                                      4          (11)         (1,730)                  (938)     703        (362)
     Payments by Affiliate*                          --           --               7                      4       --          --
     Futures Contracts                               --           --            (121)                   104      271          --
  NET CHANGE IN UNREALIZED DEPRECIATION ON:
     Investments                                     --           --            (665)                (1,710)  (3,890)     (1,077)
     Futures Contracts                               --           --             (16)                   (10)      (6)         --
---------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE IN NET ASSETS FROM OPERATIONS   $ 18,774     $  8,441        $  3,434               $    938  $ 4,509    $  9,825
=================================================================================================================================




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     35

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   MONEY MARKET                  GOVERNMENT
                                                                                       FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2006          2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $       27,013   $    10,070   $     19,694   $      7,837
   Net Realized Gain (Loss) on Investments                                        (17)           10             --            (58)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                        26,996        10,080         19,694          7,779
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                  (16,207)       (6,774)       (11,793)        (5,421)
     Class B                                                                   (3,339)       (1,387)        (4,120)        (1,474)
     Class C                                                                   (5,096)       (1,421)        (3,066)          (778)
     Class H                                                                       --            --             --             --
     Sweep Class                                                               (2,372)         (488)          (715)          (164)
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                            (27,014)      (10,070)       (19,694)        (7,837)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                              3,325,894     4,146,390      3,986,557      3,175,417
   Reinvestment of Dividends & Distributions                                    8,412         4,358          5,484          2,778
   Cost of Shares Redeemed                                                 (3,466,934)   (4,229,702)    (3,894,032)    (3,138,663)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               (132,628)      (78,954)        98,009         39,532
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                821,330       890,581      1,160,464      1,333,648
   Reinvestment of Dividends & Distributions                                      446           273          1,104            413
   Cost of Shares Redeemed                                                   (805,575)     (907,607)    (1,196,288)    (1,417,797)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                 16,201       (16,753)       (34,720)       (83,736)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                              1,088,472       951,826        469,963        363,736
   Reinvestment of Dividends & Distributions                                      302            83             --             --
   Cost of Shares Redeemed                                                 (1,008,759)   (1,000,318)      (426,814)      (383,222)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                 80,015       (48,409)        43,149        (19,486)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                     --            --             --             --
   Reinvestment of Dividends & Distributions                                       --            --             --             --
   Cost of Shares Redeemed                                                         --            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                     --            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                584,778       568,216        276,875        275,839
   Reinvestment of Dividends & Distributions                                       --            --             23              4
   Cost of Shares Redeemed                                                   (540,771)     (586,907)      (278,378)      (294,254)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions             44,007       (18,691)        (1,480)       (18,411)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions            7,595      (162,807)       104,958        (82,101)
----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                      7,577      (162,797)       104,958        (82,159)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                          853,660     1,016,457        640,289        722,448
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $      861,237   $   853,660   $    745,247   $    640,289
==================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)               $           --   $         1   $         --   $         --
==================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
36                     SEI Daily Income Trust / Annual Report / January 31, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                                                                   GOVERNMENT II               PRIME OBLIGATION
                                                                                       FUND                          FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2006          2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $       22,122   $     8,767   $    129,960   $     53,740
   Net Realized Gain (Loss) on Investments                                         (5)           (7)           (18)           (14)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                        22,117         8,760        129,942         53,726
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                  (17,432)       (6,773)       (88,693)       (39,748)
     Class B                                                                   (4,435)       (1,710)       (17,980)        (6,719)
     Class C                                                                     (254)         (285)       (21,185)        (6,719)
     Class H                                                                       --            --         (1,008)          (336)
     Sweep Class                                                                   --            --         (1,095)          (229)
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                            (22,121)       (8,768)      (129,961)       (53,751)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                              2,122,774     1,586,478     29,575,399     28,226,610
   Reinvestment of Dividends & Distributions                                    2,957           991         17,163         11,613
   Cost of Shares Redeemed                                                 (2,064,701)   (1,641,136)   (29,608,316)   (28,501,217)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                 61,030       (53,667)       (15,754)      (262,994)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                738,367       954,415      5,636,302      5,733,758
   Reinvestment of Dividends & Distributions                                      643           279          7,150          2,252
   Cost of Shares Redeemed                                                   (730,903)     (995,268)    (5,681,249)    (5,644,471)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                  8,107       (40,574)       (37,797)        91,539
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                 60,303       226,759      5,162,865      5,914,517
   Reinvestment of Dividends & Distributions                                        2            15          6,041          2,240
   Cost of Shares Redeemed                                                    (74,485)     (254,989)    (5,119,585)    (6,051,272)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                (14,180)      (28,215)        49,321       (134,515)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                     --            --         85,991         79,666
   Reinvestment of Dividends & Distributions                                       --            --          1,008            336
   Cost of Shares Redeemed                                                         --            --        (92,214)       (74,804)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                     --            --         (5,215)         5,198
----------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                     --            --        407,174        362,421
   Reinvestment of Dividends & Distributions                                       --            --             68             17
   Cost of Shares Redeemed                                                         --            --       (395,019)      (366,929)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions                 --            --         12,223         (4,491)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions           54,957      (122,456)         2,778       (305,263)
----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                     54,953      (122,464)         2,759       (305,288)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                          694,362       816,826      4,440,907      4,746,195
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $      749,315   $   694,362   $  4,443,666   $  4,440,907
==================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)               $           --   $        (1)  $         --   $          1
==================================================================================================================================

----------------------------------------------------------------------------------------------------------------------------------
                                                                                     TREASURY                     TREASURY II
                                                                                       FUND                           FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                                 2006          2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $       18,770   $     6,195   $      8,452   $      4,400
   Net Realized Gain (Loss) on Investments                                          4           (31)           (11)           (57)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                        18,774         6,164          8,441          4,343
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
     Class A                                                                   (8,111)       (3,211)        (6,410)        (3,202)
     Class B                                                                   (6,067)       (1,925)        (1,831)          (923)
     Class C                                                                   (2,235)         (545)          (211)          (319)
     Class H                                                                       --            --             --             --
     Sweep Class                                                               (2,357)         (514)            --             --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends                                                            (18,770)       (6,195)        (8,452)        (4,444)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   CLASS A:
   Proceeds from Shares Issued                                              1,804,616     2,544,088      1,172,871      1,343,161
   Reinvestment of Dividends & Distributions                                      507           348          1,217            971
   Cost of Shares Redeemed                                                 (1,890,004)   (2,515,994)    (1,259,325)    (1,349,541)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                (84,881)       28,442        (85,237)        (5,409)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              1,087,690     1,365,840        362,752        699,828
   Reinvestment of Dividends & Distributions                                    1,477           463            126            111
   Cost of Shares Redeemed                                                 (1,056,405)   (1,485,282)      (371,045)      (781,992)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                 32,762      (118,979)        (8,167)       (82,053)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                818,357       820,022        136,916        585,363
   Reinvestment of Dividends & Distributions                                       42            12             --             --
   Cost of Shares Redeemed                                                   (773,928)     (860,744)      (165,704)      (612,405)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                 44,471       (40,710)       (28,788)       (27,042)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS H:
   Proceeds from Shares Issued                                                     --            --             --             --
   Reinvestment of Dividends & Distributions                                       --            --             --             --
   Cost of Shares Redeemed                                                         --            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class H Transactions                     --            --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   SWEEP CLASS:
   Proceeds from Shares Issued                                                550,906       504,982             --             --
   Reinvestment of Dividends & Distributions                                       --            --             --             --
   Cost of Shares Redeemed                                                   (562,742)     (505,250)            --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Sweep Class Transactions            (11,836)         (268)            --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Capital Share Transactions          (19,484)     (131,515)      (122,192)      (114,504)
----------------------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                                    (19,480)     (131,546)      (122,203)      (114,605)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                          664,011       795,557        373,878        488,483
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $      644,531   $   664,011   $    251,675   $    373,878
==================================================================================================================================
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)               $           --   $        --   $         --   $         --
==================================================================================================================================


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                    37

Statements of Changes in Net Assets ($ Thousands)

For the years ended January 31,

-----------------------------------------------------------------------------------------------------------
                                                                                         SHORT-DURATION
                                                                                         GOVERNMENT FUND
-----------------------------------------------------------------------------------------------------------
                                                                                        2006          2005
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                                          $    5,959    $    5,410
   Net Realized Gain (Loss) on Investments, Payments by Affiliate and Futures
     Contracts                                                                        (1,844)         (561)
   Net Change in Unrealized Depreciation on Investments and Futures Contracts           (681)       (2,245)
-----------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                                3,434         2,604
-----------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                              (6,742)       (6,335)
   Net Realized Gains                                                                     --            --
-----------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                                  (6,742)       (6,335)
-----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                                                      87,343       132,571
     Reinvestment of Dividends & Distributions                                         5,265         4,309
     Cost of Shares Redeemed                                                        (135,823)     (221,100)
-----------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from Class A Transactions                     (43,215)      (84,220)
-----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets                                           (46,523)      (87,951)
-----------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                                 202,035       289,986
-----------------------------------------------------------------------------------------------------------
   END OF YEAR                                                                    $  155,512    $  202,035
===========================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                           $      (72)   $        5
===========================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                                                     8,636        12,899
     Reinvestment of Distributions                                                       522           420
     Shares Redeemed                                                                 (13,463)      (21,506)
-----------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares Outstanding from Share Transactions            (4,305)       (8,187)
-----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are zero or have been rounded to zero.
+ Adjusted to reflect the effect of the 5 for 1 reverse share split on May 6, 2005. See Note 8 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38                     SEI Daily Income Trust / Annual Report / January 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERMEDIATE-DURATION              GNMA                   ULTRA SHORT
                                                            GOVERNMENT FUND                 FUND                    BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                            2006         2005         2006         2005         2006          2005
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                               $   3,488    $   3,409    $   7,431    $   7,414    $  11,264     $   6,071
   Net Realized Gain (Loss) on Investments,
     Payments by Affiliate and Futures
     Contracts                                              (830)        (309)         974          768         (362)         (241)
   Net Change in Unrealized Depreciation on
     Investments and Futures Contracts                    (1,720)        (908)      (3,896)      (1,884)      (1,077)       (2,114)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
     from Operations                                         938        2,192        4,509        6,298        9,825         3,716
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                  (3,755)      (3,597)      (8,670)      (9,524)     (11,854)       (6,945)
   Net Realized Gains                                         --          (80)          --           --           --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                      (3,755)      (3,677)      (8,670)      (9,524)     (11,854)       (6,945)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   CLASS A:
     Proceeds from Shares Issued                          23,528       37,922       51,821       44,917      296,269       343,268
     Reinvestment of Dividends & Distributions             1,397        1,591        5,754        6,188       10,495         5,389
     Cost of Shares Redeemed                             (45,629)     (63,249)     (58,229)     (96,223)    (209,900)     (321,862)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets from
       Class A Transactions                              (20,704)     (23,736)        (654)     (45,118)      96,864        26,795
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets               (23,521)     (25,221)      (4,815)     (48,344)      94,835        23,566
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                     109,394      134,615      171,139      219,483      317,382       293,816
------------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                         $  85,873    $ 109,394    $ 166,324    $ 171,139    $ 412,217     $ 317,382
====================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net
     Investment Income)                                $     (20)   $      11    $      --    $      (7)   $     (74)    $      (3)
====================================================================================================================================
SHARE TRANSACTIONS:
   CLASS A:
     Shares Issued                                         2,272        3,596        5,394        4,613       29,708+       34,136+
     Reinvestment of Distributions                           135          151          602          635        1,052+          537+
     Shares Redeemed                                      (4,415)      (5,983)      (6,088)      (9,876)     (21,042)+     (32,032)+
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase (Decrease) in Shares
       Outstanding from Share Transactions                (2,008)      (2,236)         (92)      (4,628)       9,718+        2,641+
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     39

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

----------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and
                Net Asset                    Unrealized                  Dividends             Total
                   Value,         Net             Gains          Total    from Net         Dividends      Net Asset
                Beginning  Investment          (Losses)           from  Investment               and     Value, End   Total
                  of Year      Income     on Securities     Operations      Income     Distributions        of Year  Return
----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2006             $1.00      $ 0.03(1)            $--(1)      $ 0.03      $(0.03)           $(0.03)         $1.00    3.30%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.37
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.04
   2003              1.00        0.02                --           0.02       (0.02)            (0.02)          1.00    1.61
   2002              1.00        0.04                --           0.04       (0.04)            (0.04)          1.00    3.70
   CLASS B
   2006             $1.00      $ 0.03(1)            $--(1)      $ 0.03      $(0.03)           $(0.03)         $1.00    2.99%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.07
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.74
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    1.31
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    3.39
   CLASS C
   2006             $1.00      $ 0.03(1)            $--(1)      $ 0.03      $(0.03)           $(0.03)         $1.00    2.78%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.86
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.54
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    1.11
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    3.19
   SWEEP CLASS
   2006             $1.00      $ 0.03(1)            $--(1)      $ 0.03      $(0.03)           $(0.03)         $1.00    2.53%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.61
   2004              1.00          --(1)             --(1)          --          --(2)             --(2)        1.00    0.29
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    0.85
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    2.93

GOVERNMENT FUND
   CLASS A
   2006             $1.00      $ 0.03(1)            $--(1)      $ 0.03      $(0.03)           $(0.03)         $1.00    3.21%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.30
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.00
   2003              1.00        0.02                --           0.02       (0.02)            (0.02)          1.00    1.53
   2002              1.00        0.04                --           0.04       (0.04)            (0.04)          1.00    3.64
   CLASS B
   2006             $1.00      $ 0.03(1)            $--(1)      $ 0.03      $(0.03)           $(0.03)         $1.00    2.90%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.00
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.69
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    1.23
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    3.33
   CLASS C
   2006             $1.00      $ 0.03(1)            $--(1)      $ 0.03      $(0.03)           $(0.03)         $1.00    2.70%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.80
   2004              1.00          --(1)             --(1)          --          --(2)             --(2)        1.00    0.49
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    1.02
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    3.13

-------------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses   Ratio of Net
                                    Ratio of   to Average     Investment
                      Net Assets    Expenses   Net Assets         Income
                     End of Year  to Average   (Excluding     to Average
                   ($ Thousands)  Net Assets     Waivers)     Net Assets
-------------------------------------------------------------------------
MONEY MARKET FUND
   CLASS A
   2006                 $392,207        0.18%        0.62%          3.25%
   2005                  524,849        0.18         0.62           1.38
   2004                  603,798        0.18         0.62           1.05
   2003                  581,097        0.18         0.63           1.59
   2002                  419,783        0.18         0.63           3.90
   CLASS B
   2006                 $123,851        0.48%        0.67%          2.98%
   2005                  107,650        0.48         0.67           1.10
   2004                  124,401        0.48         0.67           0.74
   2003                  159,389        0.48         0.68           1.30
   2002                  197,280        0.48         0.68           3.27
   CLASS C
   2006                 $232,072        0.68%        0.87%          2.83%
   2005                  152,060        0.68         0.87           0.84
   2004                  200,467        0.68         0.87           0.55
   2003                  307,236        0.68         0.88           1.10
   2002                  407,312        0.68         0.88           3.02
   SWEEP CLASS
   2006                 $113,107        0.93%        1.12%          2.60%
   2005                   69,101        0.93         1.12           0.61
   2004                   87,791        0.93         1.12           0.30
   2003                  149,729        0.93         1.13           0.85
   2002                  177,857        0.93         1.13           2.92

GOVERNMENT FUND
   CLASS A
   2006                 $467,445        0.20%        0.53%          3.23%
   2005                  369,440        0.20         0.53           1.32
   2004                  329,940        0.20         0.53           0.99
   2003                  370,142        0.20         0.53           1.51
   2002                  402,096        0.20         0.53           3.42
   CLASS B
   2006                 $122,025        0.50%        0.58%          2.84%
   2005                  156,741        0.50         0.58           0.93
   2004                  240,491        0.50         0.58           0.70
   2003                  258,488        0.50         0.58           1.20
   2002                  217,957        0.50         0.58           3.00
   CLASS C
   2006                 $129,416        0.70%        0.78%          2.74%
   2005                   86,267        0.70         0.78           0.77
   2004                  105,763        0.70         0.78           0.50
   2003                  138,864        0.70         0.78           1.02
   2002                  151,256        0.70         0.78           2.90


--------------------------------------------------------------------------------
40                     SEI Daily Income Trust / Annual Report / January 31, 2006

----------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and
                Net Asset                    Unrealized                  Dividends             Total
                   Value,         Net             Gains          Total    from Net         Dividends      Net Asset
                Beginning  Investment          (Losses)           from  Investment               and     Value, End   Total
                  of Year      Income     on Securities     Operations      Income     Distributions        of Year  Return
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2006             $1.00      $ 0.02(1)            $--(1)      $ 0.02      $(0.02)           $(0.02)         $1.00    2.44%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.55
   2004              1.00          --(1)             --(1)          --          --(2)             --(2)        1.00    0.25
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    0.77
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    2.87

GOVERNMENT II FUND
   CLASS A
   2006             $1.00      $ 0.03(1)            $--(1)       $0.03      $(0.03)           $(0.03)         $1.00    3.18%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.27
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.96
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    1.50
   2002              1.00        0.04                --           0.04       (0.04)            (0.04)          1.00    3.63
   CLASS B
   2006             $1.00      $ 0.03(1)            $--(1)       $0.03      $(0.03)           $(0.03)         $1.00    2.87%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.97
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.66
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    1.20
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    3.32
   CLASS C
   2006             $1.00      $ 0.03(1)            $--(1)       $0.03      $(0.03)           $(0.03)         $1.00    2.67%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    0.76
   2004              1.00          --(1)             --(1)          --          --(2)             --(2)        1.00    0.46
   2003              1.00        0.01                --           0.01       (0.01)            (0.01)          1.00    1.00
   2002              1.00        0.03                --           0.03       (0.03)            (0.03)          1.00    3.11

PRIME OBLIGATION FUND
   CLASS A
   2006             $1.00      $ 0.03(1)            $--(1)       $0.03      $(0.03)           $(0.03)         $1.00    3.28%
   2005              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.34
   2004              1.00        0.01(1)             --(1)        0.01       (0.01)            (0.01)          1.00    1.02
   2003              1.00        0.02                --           0.02       (0.02)            (0.02)          1.00    1.58
   2002              1.00        0.04                --           0.04       (0.04)            (0.04)          1.00    3.70

-------------------------------------------------------------------------
                                                 Ratio of
                                                 Expenses   Ratio of Net
                                    Ratio of   to Average     Investment
                      Net Assets    Expenses   Net Assets         Income
                     End of Year  to Average   (Excluding     to Average
                   ($ Thousands)  Net Assets     Waivers)     Net Assets
-------------------------------------------------------------------------
GOVERNMENT FUND (CONTINUED)
   SWEEP CLASS
   2006               $   26,361        0.95%        1.03%          2.43%
   2005                   27,841        0.95         1.03           0.51
   2004                   46,254        0.95         1.03           0.25
   2003                   52,423        0.95         1.03           0.77
   2002                   71,277        0.95         1.03           2.67

GOVERNMENT II FUND
   CLASS A
   2006               $  576,242        0.20%        0.48%          3.18%
   2005                  515,216        0.20         0.48           1.25
   2004                  568,888        0.20         0.47           0.96
   2003                  669,654        0.20         0.48           1.49
   2002                  688,112        0.20         0.48           3.63
   CLASS B
   2006               $  168,616        0.50%        0.53%          2.80%
   2005                  160,509        0.50         0.53           0.92
   2004                  201,085        0.50         0.52           0.66
   2003                  174,496        0.50         0.53           1.19
   2002                  164,741        0.50         0.53           3.21
   CLASS C
   2006               $    4,457        0.70%        0.73%          2.39%
   2005                   18,637        0.70         0.73           0.71
   2004                   46,853        0.70         0.72           0.46
   2003                   54,860        0.70         0.73           1.00
   2002                   80,415        0.70         0.73           2.84

PRIME OBLIGATION FUND
   CLASS A
   2006               $2,957,074        0.20%        0.48%          3.26%
   2005                2,972,833        0.20         0.48           1.31
   2004                3,235,847        0.20         0.48           1.02
   2003                3,527,722        0.20         0.48           1.56
   2002                3,989,778        0.20         0.48           3.72

Amounts designated as "--" are $0 or have been rounded to $0.
(1)   Per share calculations were performed using average shares.
(2)   Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     41

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

-------------------------------------------------------------------------------------------------------------------------
                                        Net Realized
                                                 and
             Net Asset                    Unrealized                  Dividends            Total
                Value,         Net             Gains          Total    from Net        Dividends     Net Asset
             Beginning  Investment          (Losses)           from  Investment              and    Value, End     Total
               of Year      Income     on Securities     Operations      Income    Distributions       of Year    Return
-------------------------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2006         $ 1.00     $  0.03(1)           $ --(1)      $ 0.03     $ (0.03)         $ (0.03)       $ 1.00      2.98%
   2005           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      1.03
   2004           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.72
   2003           1.00        0.01                --           0.01       (0.01)           (0.01)         1.00      1.28
   2002           1.00        0.03                --           0.03       (0.03)           (0.03)         1.00      3.39
   CLASS C
   2006         $ 1.00     $  0.03(1)           $ --(1)      $ 0.03     $ (0.03)         $ (0.03)       $ 1.00      2.77%
   2005           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.83
   2004           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.52
   2003           1.00        0.01                --           0.01       (0.01)           (0.01)         1.00      1.07
   2002           1.00        0.03                --           0.03       (0.03)           (0.03)         1.00      3.18
   CLASS H
   2006         $ 1.00     $  0.03(1)           $ --(1)      $ 0.03     $ (0.03)         $ (0.03)       $ 1.00      2.84%
   2005           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.90
   2004           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.59
   2003           1.00        0.01                --           0.01       (0.01)           (0.01)         1.00      1.15
   2002           1.00        0.03                --           0.03       (0.03)           (0.03)         1.00      3.25
   SWEEP CLASS
   2006         $ 1.00     $  0.03(1)           $ --(1)      $ 0.03     $ (0.03)         $ (0.03)       $ 1.00      2.51%
   2005           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.58
   2004           1.00          --(1)             --(1)          --          --(2)            --(2)       1.00      0.27
   2003           1.00        0.01                --           0.01       (0.01)           (0.01)         1.00      0.82
   2002           1.00        0.03                --           0.03       (0.03)           (0.03)         1.00      2.92

TREASURY FUND
   CLASS A
   2006         $ 1.00     $  0.03(1)           $ --(1)      $ 0.03     $ (0.03)         $ (0.03)       $ 1.00      3.13%
   2005           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      1.22
   2004           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.96
   2003           1.00        0.02                --           0.02       (0.02)           (0.02)         1.00      1.51
   2002           1.00        0.03                --           0.03       (0.03)           (0.03)         1.00      3.48
   CLASS B
   2006         $ 1.00     $  0.03(1)           $ --(1)      $ 0.03     $ (0.03)         $ (0.03)       $ 1.00      2.82%
   2005           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.91
   2004           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.66
   2003           1.00        0.01                --           0.01       (0.01)           (0.01)         1.00      1.21
   2002           1.00        0.03                --           0.03       (0.03)           (0.03)         1.00      3.18
   CLASS C
   2006         $ 1.00     $  0.03(1)           $ --(1)      $ 0.03     $ (0.03)         $ (0.03)       $ 1.00      2.62%
   2005           1.00        0.01(1)             --(1)        0.01       (0.01)           (0.01)         1.00      0.71
   2004           1.00          --(1)             --(1)          --          --(2)            --(2)       1.00      0.46
   2003           1.00        0.01                --           0.01       (0.01)           (0.01)         1.00      1.01
   2002           1.00        0.03                --           0.03       (0.03)           (0.03)         1.00      2.97

-------------------------------------------------------------------
                                           Ratio of
                                           Expenses   Ratio of Net
                              Ratio of   to Average     Investment
                Net Assets    Expenses   Net Assets         Income
               End of Year  to Average   (Excluding     to Average
             ($ Thousands)  Net Assets     Waivers)     Net Assets
-------------------------------------------------------------------
PRIME OBLIGATION FUND (CONTINUED)
   CLASS B
   2006          $ 625,831        0.50%        0.53%          2.88%
   2005            663,635        0.50         0.53           1.05
   2004            572,097        0.50         0.53           0.72
   2003            776,902        0.50         0.53           1.26
   2002            676,475        0.50         0.53           3.21
   CLASS C
   2006          $ 779,625        0.70%        0.73%          2.76%
   2005            730,310        0.70         0.73           0.82
   2004            864,829        0.70         0.73           0.52
   2003            929,285        0.70         0.73           1.07
   2002            946,967        0.70         0.73           3.07
   CLASS H
   2006          $  36,006        0.63%        0.66%          2.81%
   2005             41,221        0.63         0.66           0.90
   2004             36,023        0.63         0.66           0.59
   2003             44,327        0.63         0.66           1.13
   2002             29,412        0.63         0.65           2.89
   SWEEP CLASS
   2006          $  45,130        0.95%        0.98%          2.53%
   2005             32,908        0.95         0.98           0.58
   2004             37,399        0.95         0.98           0.28
   2003             56,968        0.95         0.98           0.83
   2002             76,982        0.95         0.98           2.88

TREASURY FUND
   CLASS A
   2006          $ 208,097        0.20%        0.53%          3.05%
   2005            292,974        0.20         0.53           1.21
   2004            264,544        0.20         0.53           0.92
   2003            147,129        0.20         0.54           1.50
   2002            221,636        0.20         0.53           3.30
   CLASS B
   2006          $ 239,461        0.50%        0.58%          2.81%
   2005            206,698        0.50         0.58           0.85
   2004            325,687        0.50         0.58           0.65
   2003            319,991        0.50         0.59           1.19
   2002            316,896        0.50         0.58           3.11
   CLASS C
   2006          $ 113,403        0.70%        0.78%          2.70%
   2005             68,932        0.70         0.78           0.66
   2004            109,647        0.70         0.78           0.45
   2003            103,015        0.70         0.79           0.98
   2002             97,755        0.70         0.78           2.86


--------------------------------------------------------------------------------
42                     SEI Daily Income Trust / Annual Report / January 31, 2006

-----------------------------------------------------------------------------------------------------------------------------
                                           Net Realized
                                                    and
             Net Asset                       Unrealized                   Dividends            Total
                Value,           Net              Gains           Total    from Net        Dividends     Net Asset
             Beginning    Investment           (Losses)            from  Investment              and    Value, End     Total
               of Year        Income      on Securities      Operations      Income    Distributions       of Year    Return
-----------------------------------------------------------------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2006         $ 1.00       $  0.02(1)            $ --(1)       $ 0.02    $  (0.02)          $(0.02)       $ 1.00      2.36%
   2005           1.00            --(1)              --(1)           --          --(2)            --(2)       1.00      0.49
   2004           1.00            --(1)              --(1)           --          --(2)            --(2)       1.00      0.23
   2003           1.00          0.01                 --            0.01       (0.01)           (0.01)         1.00      0.76
   2002           1.00          0.03                 --            0.03       (0.03)           (0.03)         1.00      2.71

TREASURY II FUND
   CLASS A
   2006         $ 1.00       $  0.03(1)            $ --(1)       $ 0.03    $  (0.03)          $(0.03)       $ 1.00      2.85%
   2005           1.00          0.01(1)              --(1)         0.01       (0.01)           (0.01)         1.00      1.09
   2004           1.00          0.01(1)              --(1)         0.01       (0.01)           (0.01)         1.00      0.81
   2003           1.00          0.01                 --            0.01       (0.01)           (0.01)         1.00      1.42
   2002           1.00          0.03                 --            0.03       (0.03)           (0.03)         1.00      3.35
   CLASS B
   2006         $ 1.00       $  0.03(1)            $ --(1)       $ 0.03    $  (0.03)          $(0.03)       $ 1.00      2.54%
   2005           1.00          0.01(1)              --(1)         0.01       (0.01)           (0.01)         1.00      0.79
   2004           1.00          0.01(1)              --(1)         0.01       (0.01)           (0.01)         1.00      0.51
   2003           1.00          0.01                 --            0.01       (0.01)           (0.01)         1.00      1.12
   2002           1.00          0.03                 --            0.03       (0.03)           (0.03)         1.00      3.05
   CLASS C
   2006         $ 1.00       $  0.02(1)            $ --(1)       $ 0.02    $  (0.02)          $(0.02)       $ 1.00      2.33%
   2005           1.00          0.01(1)              --(1)         0.01       (0.01)           (0.01)         1.00      0.59
   2004           1.00            --(1)              --(1)           --          --(2)            --(2)       1.00      0.31
   2003           1.00          0.01                 --            0.01       (0.01)           (0.01)         1.00      0.91
   2002           1.00          0.03                 --            0.03       (0.03)           (0.03)         1.00      2.84

---------------------------------------------------------------------
                                            Ratio of
                                            Expenses    Ratio of Net
                              Ratio of    to Average      Investment
               Net Assets     Expenses    Net Assets          Income
               End of Year  to Average    (Excluding      to Average
             ($ Thousands)  Net Assets      Waivers)      Net Assets
---------------------------------------------------------------------
TREASURY FUND (CONTINUED)
   SWEEP CLASS
   2006          $  83,570        0.95%         1.03%           2.35%
   2005             95,407        0.93          1.03            0.49
   2004             95,679        0.92          1.03            0.22
   2003            102,257        0.95          1.04            0.75
   2002            119,263        0.95          1.03            2.61

TREASURY II FUND
   CLASS A
   2006          $ 178,480        0.25%         0.53%           2.78%
   2005            263,727        0.25          0.53            1.08
   2004            269,200        0.25          0.53            0.80
   2003            410,954        0.25          0.53            1.42
   2002            556,201        0.25          0.53            3.20
   CLASS B
   2006          $  70,593        0.55%         0.58%           2.50%
   2005             78,781        0.55          0.58            0.70
   2004            160,859        0.55          0.58            0.51
   2003            210,421        0.55          0.58            1.08
   2002            133,310        0.55          0.58            2.94
   CLASS C
   2006          $   2,602        0.75%         0.78%           2.03%
   2005             31,370        0.75          0.78            0.54
   2004             58,424        0.75          0.78            0.30
   2003             92,554        0.75          0.78            0.90
   2002            109,581        0.75          0.78            2.71

Amounts designated as "--" are $0 or have been rounded to $0.
(1)   Per share calculations were performed using average shares.
(2)   Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     43

Financial Highlights

For the years ended January 31,
For a Share Outstanding Throughout the Years

-----------------------------------------------------------------------------------------------------------------------------------
                                      Net Realized
                                               and                             Distributions
            Net Asset                   Unrealized                  Dividends           from             Total
               Value,         Net            Gains          Total    from Net       Realized         Dividends   Net Asset
            Beginning  Investment         (Losses)           from  Investment        Capital               and  Value, End   Total
              of Year      Income    on Securities     Operations      Income          Gains     Distributions     of Year Return+
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2006       $ 10.19     $  0.32(1)       $ (0.13)(1)     $ 0.19     $ (0.36)       $    --           $ (0.36)    $ 10.02    1.93%
   2005         10.35        0.22(1)         (0.12)(1)       0.10       (0.26)            --             (0.26)      10.19    0.96
   2004         10.46        0.22(1)         (0.06)(1)       0.16       (0.27)            --             (0.27)      10.35    1.55
   2003         10.30        0.32             0.21           0.53       (0.34)         (0.03)            (0.37)      10.46    5.29
   2002         10.15        0.47             0.16           0.63       (0.48)            --             (0.48)      10.30    6.28

INTERMEDIATE-DURATION GOVERNMENT FUND
   CLASS A
   2006       $ 10.50     $  0.36(1)       $ (0.26)(1)     $ 0.10     $ (0.39)       $    --           $ (0.39)    $ 10.21    0.94%
   2005         10.64        0.31(1)         (0.11)(1)       0.20       (0.33)         (0.01)            (0.34)      10.50    1.85
   2004         10.89        0.31(1)          0.01 (1)       0.32       (0.33)         (0.24)            (0.57)      10.64    2.98
   2003         10.40        0.42             0.51           0.93       (0.44)            --             (0.44)      10.89    9.12
   2002         10.22        0.54             0.18           0.72       (0.54)            --             (0.54)      10.40    7.19

GNMA FUND
   CLASS A
   2006       $  9.71     $  0.41(1)       $ (0.16)(1)     $ 0.25     $ (0.48)       $    --           $ (0.48)    $  9.48    2.60%
   2005          9.86        0.39(1)         (0.04)(1)       0.35       (0.50)            --             (0.50)       9.71    3.64
   2004         10.13        0.30(1)         (0.09)(1)       0.21       (0.48)            --             (0.48)       9.86    2.16
   2003          9.91        0.44             0.31           0.75       (0.53)            --             (0.53)      10.13    7.73
   2002          9.78        0.55             0.14           0.69       (0.56)            --             (0.56)       9.91    7.22

ULTRA SHORT BOND FUND
   CLASS A
   2006++     $ 10.00     $  0.32(1)       $ (0.04)(1)     $ 0.28     $ (0.33)       $    --           $ (0.33)    $  9.95    2.90%
   2005++       10.10        0.20(1)         (0.10)(1)       0.10       (0.20)            --             (0.20)      10.00    1.11
   2004++       10.15        0.20(1)         (0.05)(1)       0.15       (0.20)            --             (0.20)      10.10    1.61
   2003++       10.15        0.30               --           0.30       (0.30)         (0.00)(2)         (0.30)      10.15    3.35
   2002++       10.05        0.50             0.10           0.60       (0.50)            --             (0.50)      10.15    6.08

----------------------------------------------------------------------------------
                                            Ratio of
                                            Expenses    Ratio of Net
                              Ratio of    to Average      Investment
              Net Assets      Expenses    Net Assets          Income    Portfolio
             End of Year    to Average    (Excluding      to Average     Turnover
           ($ Thousands)    Net Assets      Waivers)      Net Assets         Rate
----------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
   CLASS A
   2006        $ 155,512          0.45%         0.75%           3.15%         162%
   2005          202,035          0.45          0.74            2.12           66
   2004          289,986          0.45          0.72            2.07          117
   2003          318,046          0.45          0.73            2.92          125
   2002          150,993          0.45          0.72            4.58           84

INTERMEDIATE - DURATION GOVERNMENT FUND
   CLASS A
   2006        $  85,873          0.50%         0.73%           3.46%         151%
   2005          109,394          0.50          0.73            2.92           80
   2004          134,615          0.50          0.72            2.89          154
   2003          188,009          0.50          0.73            3.92           57
   2002          119,335          0.50          0.72            5.17           50

GNMA FUND
   CLASS A
   2006        $ 166,324          0.60%         0.71%           4.26%          97%
   2005          171,139          0.60          0.71            3.97           85
   2004          219,483          0.60          0.69            2.97          145
   2003          390,393          0.60          0.70            4.12          146
   2002          234,747          0.60          0.69            5.50          108

ULTRA SHORT BOND FUND
   CLASS A
   2006++      $ 412,217          0.35%         0.75%           3.22%          67%
   2005++        317,382          0.35          0.75            1.84           59
   2004++        293,816          0.35          0.73            1.84           68
   2003++        352,284          0.35          0.73            2.81           76
   2002++        167,901          0.35          0.72            4.74           75

Amounts designated as "--" are $0 or have been rounded to $0.
+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
++ Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to shareholders of record on May 6, 2005.
(1)   Per share calculations were performed using average shares.
(2)   Amount represents less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
44                     SEI Daily Income Trust / Annual Report / January 31, 2006

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements


1. ORGANIZATION

SEI Daily Income Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II (each a "Fund", collectively the "Money Market Funds"), the Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra Short Bond (each a "Fund", collectively the "Fixed Income Funds"). The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2006, there were no fair valued securities in the Funds.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding period. Interest income is recorded on the accrual basis. Purchase discounts and premiums on securities held in the Fixed Income Funds are accreted and amortized over the life of each security. Paydown gains and losses are classified as interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited.

FUTURES CONTRACTS -- The Short-Duration Government Fund, the Intermediate-Duration Government Fund and the GNMA Fund utilized futures contracts during the year ended January 31, 2006. The Funds' investment in these futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices.
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     45

Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked-to-market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform. The notional amount presented in the Statement of Net Assets in the Short-Duration Government Fund, the Intermediate-Duration Government Fund and the GNMA Fund represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

TBA PURCHASE COMMITMENTS -- The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

COLLATERALIZED LOAN OBLIGATIONS -- The Funds may invest in collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

Normally, CLOs are privately offered and sold, and thus, are not registered under the securities laws.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust, which are not directly associated to a specific Fund, are prorated to the Funds on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders, which are determined in accordance with Federal tax regulations, are recorded on the ex-dividend date. Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains on sales of securities for a Fund are distributed to its shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENT AGREEMENT -- SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

   Money Market Fund                                        .33%
   Government Fund                                          .24%
   Government II Fund                                       .19%
   Prime Obligation Fund                                    .19%
   Treasury Fund                                            .24%
   Treasury II Fund                                         .24%
   Short-Duration Government Fund                           .35%
   Intermediate-Duration Government Fund                    .35%
   GNMA Fund                                                .32%
   Ultra Short Bond Fund                                    .35%

However, the Administrator has agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds' daily net assets).

----------------------------------------------------------------------------------------------------------
                Money                                              Prime
               Market      Government      Government II      Obligation      Treasury     Treasury II
                 Fund            Fund               Fund            Fund          Fund            Fund
----------------------------------------------------------------------------------------------------------
Class A         .18%(1)         .20%(3)          .20%(2)          .20%(2)         .20%(2)        .25%(2)
Class B         .48%(1)         .50%(3)          .50%(2)          .50%(2)         .50%(2)        .55%(2)
Class C         .68%(1)         .70%(3)          .70%(2)          .70%(2)         .70%(2)        .75%(2)
Class H           N/A             N/A              N/A            .63%(1)            N/A            N/A
Sweep Class     .93%(1)         .95%(1)             *             .95%(1)         .95%(1)             *


--------------------------------------------------------------------------------
46                     SEI Daily Income Trust / Annual Report / January 31, 2006

--------------------------------------------------------------------------------
                                 Short-     Intermediate-              Ultra
                               Duration          Duration              Short
                             Government        Government     GNMA      Bond
                                   Fund              Fund     Fund      Fund
--------------------------------------------------------------------------------
Class A                             .45%(1)           .50%(1)  .60%(1)   .35%(1)
--------------------------------------------------------------------------------
*     Class not currently operational.
(1)   Represents a voluntary cap that may be discontinued at any time.
(2)   Represents a contractual cap effective through May 31, 2006.
(3) Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through May 31, 2006. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.

During the year expenses related to a proxy conducted by the Trust were charged to the Funds above the cap.

During the year ended January 31, 2006, the Short-Duration Government Fund and the Intermediate-Duration Government Fund were reimbursed by the Administrator, deemed as a "Payment by Affiliate" on the Statements of Operations, for losses incurred of $7,422 and $3,906, respectively, due to the sale of shares in several option contracts that were inadvertently purchased.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), and a registered broker-dealer, acts as the Distributor of the shares of the Trust under various Distribution Agreements. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.
-------------------------------------------------------------------------------
                                                       Adminis-
                                         Shareholder    trative
                                           Servicing    Service   Distribution
                                                Fees       Fees          Fees*
-------------------------------------------------------------------------------
Money Market Fund
   Class A                                      .25%        --             --
   Class B                                      .25%       .05%            --
   Class C                                      .25%       .25%            --
   Sweep Class                                  .25%        --            .50%
Government Fund
   Class A                                      .25%        --             --
   Class B                                      .25%       .05%            --
   Class C                                      .25%       .25%            --
   Sweep Class                                  .25%        --            .50%
Government II Fund
   Class A                                      .25%        --             --
   Class B                                      .25%       .05%            --
   Class C                                      .25%       .25%            --
Prime Obligation Fund
   Class A                                      .25%        --             --
   Class B                                      .25%       .05%            --
   Class C                                      .25%       .25%            --
   Class H                                      .25%       .18%            --
   Sweep Class                                  .25%        --            .50%
-------------------------------------------------------------------------------

                                                       Adminis-
                                         Shareholder    trative
                                           Servicing    Service   Distribution
                                                Fees       Fees          Fees*
--------------------------------------------------------------------------------
Treasury Fund
   Class A                                      .25%        --             --
   Class B                                      .25%       .05%            --
   Class C                                      .25%       .25%            --
   Sweep Class                                  .25%        --            .50%
Treasury II Fund
   Class A                                      .25%        --             --
   Class B                                      .25%       .05%            --
   Class C                                      .25%       .25%            --
Short-Duration Government Fund -- Class A       .25%        --             --
Intermediate-Duration
   Government Fund -- Class A                   .25%        --             --
GNMA Fund -- Class A                            .25%        --             --
Ultra Short Bond Fund -- Class A                .25%        --             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as "Administrative & Shareholder Servicing Fees" in the Statement of Operations.

Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the adviser pays compensation of officers and affiliated Trustees.

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

SEI Investments Management Corporation ("SIMC") serves as each Fund's investment adviser and "manager of managers" under an investment advisory agreement approved by the shareholders of each Fund. For its services, SIMC receives an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee will be calculated based on the combined assets of the Money Market Funds. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee will be calculated based on the combined assets of the Funds listed above. SIMC also receives an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess
--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     47
of $1 billion for the Ultra Short Bond Fund. The fee will be calculated based on the net assets of the Ultra Short Bond Fund.

Pursuant to the "manager of managers" structure, the Board of Trustees approved Columbia Management Advisors, LLC (formerly Banc of America Capital Management,
LLC) as each Money Market Fund's investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Money Market Funds, the sub-adviser is entitled to receive a fee paid directly by SIMC.

Wellington Management Company LLP, ("Wellington LLP") serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fund. For its services to the Funds, Wellington LLP is entitlted to receive a fee paid directly by SIMC.

Wachovia Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than temporary investments in short-term securities, for the year ended January 31, 2006, were as follows for the Fixed Income Funds:
---------------------------------------------------------------------------
                        Short-  Intermediate-                         Ultra
                      Duration       Duration                         Short
                    Government     Government           GNMA           Bond
                          Fund           Fund           Fund           Fund
                 ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)
---------------------------------------------------------------------------
PURCHASES
U.S. Government       $209,206       $138,607       $153,984       $ 70,195
Other                   76,379          5,155         13,087        113,908

SALES
U.S. Government       $253,493       $161,910       $164,419       $ 35,152
Other                   65,397            171          2,670        106,201

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of components of net assets -- The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the periods that the differences arise. These reclassifications, which have no impact on net asset value of the Fund, are primarily attributable to expiration of capital loss carryforwards, and tax treatment of paydown gain (loss) on mortgage and asset-backed securities. Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended January 31, 2006:

                                                             Undistributed     Accumulated
                                                            Net Investment    Net Realized
                                          Paid-in Capital           Income     Gain (Loss)
                                            ($ Thousands)    ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------
Government Fund                                     $  (5)          $   --         $     5
Government II Fund                                    (38)              --              38
Treasury II Fund                                     (148)              --             148
Short-Duration Government Fund                         --              706            (706)
Intermediate-Duration Government Fund                  --              236            (236)
GNMA Fund                                            (237)           1,246          (1,009)
Ultra Short Bond Fund                                  --              519            (519)




--------------------------------------------------------------------------------
48                     SEI Daily Income Trust / Annual Report / January 31, 2006

The tax character of dividends and distributions during the last two fiscal years were as follows:

------------------------------------------------------------------------------------------------
                                                       Ordinary       Long-term
                                                         Income    Capital Gain           Total
                                                  ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------
Money Market Fund                       2006          $  27,014           $  --       $  27,014
                                        2005             10,070              --          10,070
Government Fund                         2006             19,694              --          19,694
                                        2005              7,837              --           7,837
Government II Fund                      2006             22,121              --          22,121
                                        2005              8,768              --           8,768
Prime Obligation Fund                   2006            129,961              --         129,961
                                        2005             53,751              --          53,751
Treasury Fund                           2006             18,770              --          18,770
                                        2005              6,195              --           6,195
Treasury II Fund                        2006              8,452              --           8,452
                                        2005              4,444              --           4,444
Short-Duration Government Fund          2006              6,742              --           6,742
                                        2005              6,335              --           6,335
Intermediate-Duration Government Fund   2006              3,755              --           3,755
                                        2005              3,597              80           3,677
GNMA Fund                               2006              8,670              --           8,670
                                        2005              9,524              --           9,524
Ultra Short Bond Fund                   2006             11,854              --          11,854
                                        2005              6,945              --           6,945

As of January 31, 2006 the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Total
                      Undistributed Undistributed       Capital          Post-          Other      Unrealized        Distributable
                           Ordinary     Long Term          Loss        October      Temporary    Appreciation             Earnings
                             Income  Capital Gain Carryforwards         Losses    Differences  (Depreciation) (Accumulated Losses)
                      ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)        ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund          $  3,049       $    --      $    (16)      $     --       $ (3,045)        $    --             $    (12)
Government Fund               2,558            --           (68)            --         (2,558)             --                  (68)
Government II Fund            2,615            --           (15)            --         (2,615)             --                  (15)
Prime Obligation Fund        15,752            --          (104)            --        (15,752)             --                 (104)
Treasury Fund                 1,955            --           (93)            --         (1,955)             --                  (93)
Treasury II Fund                741            --          (122)            (6)          (741)             --                 (128)
Short-Duration
  Government Fund               466            --        (4,602)          (713)          (539)         (1,745)              (7,133)
Intermediate-Duration
  Government Fund               246            --        (1,184)          (371)          (266)         (1,706)              (3,281)
GNMA Fund                       688            --       (10,024)          (437)          (688)           (392)             (10,853)
Ultra Short Bond Fund         1,227            --        (3,064)          (303)        (1,301)         (2,204)              (5,645)

Amounts designated as "--" are $0 or have been rounded to $0.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     49

NOTES TO FINANCIAL STATEMENTS




At January 31, 2006, the following funds had capital loss carryforwards to offset future realized capital gains:

--------------------------------------------------------------------------------
                                                             Amount   Expiration
                                                      ($ Thousands)         Date
--------------------------------------------------------------------------------

Money Market Fund                                           $    16      1/31/14

Government Fund                                                   5      1/31/10
                                                                  5      1/31/11
                                                                 54      1/31/13
                                                                  4      1/31/14

Government II Fund                                                3      1/31/12
                                                                  7      1/31/13
                                                                  5      1/31/14

Prime Obligation Fund                                            27      1/31/10
                                                                 43      1/31/11
                                                                  2      1/31/12
                                                                 14      1/31/13
                                                                 18      1/31/14

Treasury Fund                                                    65      1/31/11
                                                                  1      1/31/12
                                                                 22      1/31/13
                                                                  5      1/31/14

Treasury II Fund                                                 40      1/31/10
                                                                 19      1/31/11
                                                                 19      1/31/13
                                                                 44      1/31/14

Short-Duration Government Fund                                  899      1/31/12
                                                              1,326      1/31/13
                                                              2,377      1/31/14

Intermediate-Duration Government Fund                           301      1/31/13
                                                                883      1/31/14

GNMA Fund                                                       109      1/31/08
                                                              1,607      1/31/09
                                                                776      1/31/11
                                                              6,407      1/31/12
                                                              1,119      1/31/13
                                                                  6      1/31/14

Ultra Short Bond Fund                                           557      1/31/11
                                                                442      1/31/12
                                                              1,020      1/31/13
                                                              1,045      1/31/14

The Government Fund, Government II Fund, Treasury II Fund and GNMA Fund have permanent book/tax differences due to the expiration of capital loss carryforwards. The Government Fund, Government II Fund, Treasury II Fund and GNMA Fund have $5,064, $38,015, $147,748 and $237,677 of capital losses, respectively, which have expired as of January 31, 2006.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2005 through January 31, 2006 that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

At January 31, 2006 the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fixed Income Funds at January 31, 2006, were as follows:
-------------------------------------------------------------------------------
                                                                           Net
                            Federal   Appreciated   Depreciated     Unrealized
                           Tax Cost    Securities    Securities   Depreciation
                      ($ Thousands) ($ Thousands) ($ Thousands)  ($ Thousands)
-------------------------------------------------------------------------------
Short-Duration
  Government Fund          $155,585          $ 62       $(1,807)       $(1,745)

Intermediate-Duration
  Government Fund            88,789           110        (1,816)        (1,706)

GNMA Fund                   168,747           991        (1,383)          (392)

Ultra Short
  Bond Fund                 408,529           167        (2,371)        (2,204)

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. OTHER

The Board approved a 5 for 1 reverse share split in the Ultra Short Bond Fund. The reverse share split occurred on May 6, 2005. This Fund is designed to be a low tracking error fund. The Fund experienced excess tracking error due to the impact of rounding on the Fund's net asset value ("NAV"). The reverse share split resulted in a higher NAV for the Fund, thus decreasing the level of tracking error resulting from NAV rounding.




--------------------------------------------------------------------------------
50                     SEI Daily Income Trust / Annual Report / January 31, 2006

NOTES TO FINANCIAL STATEMENTS




9. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

The Board has selected KPMG LLP (KPMG) to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended January 31, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended January 31, 2005 and January 31, 2004 neither the Trust, its portfolios nor anyone on their behalf consulted with KPMG on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to replace Ernst & Young LLP ("E&Y"), the Trust's previous independent registered public accounting firm, and, to select KPMG was recommended by the Trust's Audit Committee and approved by the Funds' Board of Trustees. E&Y's report on the Trust's financial statements for the fiscal years ended January 31, 2005 and January 31, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended January 31, 2005 and January 31, 2004 (i) there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of E&Y, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     51

SEI DAILY INCOME TRUST -- JANUARY 31, 2006


Report of Independent Registered Public Accounting Firm


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI DAILY INCOME TRUST:
We have audited the accompanying statements of net assets of SEI Daily Income Trust, comprising the Money Market, Government, Government II, Prime Obligation, Treasury, Treasury II, Short-Duration Government, Intermediate-Duration Government, GNMA, and Ultra-Short Bond Funds, (collectively, the "Funds"), as of January 31, 2006, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year-ended January 31, 2005 and the financial highlights for the each of the years in the three-year period then ended were audited by other auditors. Those auditors expressed an unqualified opinion on those statements of changes in net assets and financial highlights in their report dated March 11, 2005. The financial highlights for the year ended January 31, 2002, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated March 15, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2006, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SEI Daily Income Trust as of January 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                     /s/ KPMG LLP


Philadelphia, Pennsylvania
March 29, 2006




--------------------------------------------------------------------------------
52                     SEI Daily Income Trust / Annual Report / January 31, 2006

TRUSTEES AND OFFICERS OF THE TRUST (UNAUDITED)
The following chart lists Trustees and Officers as of March 28, 2006.

Set forth below are the names, addresses, ages, position with the Trust, term of office and length of time served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.
-----------------------------------------------------------------------------------------------------------------------------------
                                     TERM OF                                           NUMBER OF
                                     OFFICE                                            PORTFOLIOS
                                       AND                 PRINCIPAL                    IN FUND
        NAME          POSITION(S)   LENGTH OF            OCCUPATION(S)                  COMPLEX           OTHER DIRECTORSHIPS
      ADDRESS,         HELD WITH      TIME                DURING PAST                   OVERSEEN                HELD BY
      AND AGE           TRUSTS      SERVED(1)              FIVE YEARS                 BY TRUSTEE(2)             TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher        Chairman   since 1982  Currently performs various                  72       Trustee of The Advisors' Inner
One Freedom             of the                 services on behalf of SEI                            Circle Fund, The Advisors'
Valley Drive,           Board of               Investments for which Mr. Nesher                     Inner Circle Fund II, Bishop
Oaks, PA 19456         Trustees*               is compensated.                                      Street Funds, Director of SEI
59 yrs. old                                                                                         Global Master Fund plc, SEI
                                                                                                    Global Assets Fund, plc, SEI
                                                                                                    Global Investments Fund, plc,
                                                                                                    SEI Investments Global,
                                                                                                    Limited, SEI Investments --
                                                                                                    Global Fund Services, Limited,
                                                                                                    SEI Investments (Europe),
                                                                                                    Limited, SEI Investments --
                                                                                                    Unit Trust Management (UK),
                                                                                                    Limited, SEI Global Nominee
                                                                                                    Ltd., SEI Absolute Return
                                                                                                    Master Fund, L.P., SEI
                                                                                                    Absolute Return Fund, L.P.,
                                                                                                    SEI Opportunity Master Fund,
                                                                                                    L.P., SEI Opportunity Fund,
                                                                                                    L.P. and SEI Multi-Strategy
                                                                                                    Funds plc.
-----------------------------------------------------------------------------------------------------------------------------------
William M. Doran        Trustee*   since 1982  Self-employed consultant since              72       Trustee of The Advisors' Inner
1701 Market Street                             2003.  Partner, Morgan, Lewis &                      Circle Fund, The Advisors'
Philadelphia, PA                               Bockius LLP (law firm) from 1976                     Inner Circle Fund II, Director
19103                                          to 2003, counsel to the Trust,                       of SEI Investments since 1974.
65 yrs. old                                    SEI Investments, SIMC, the                           Director of the Distributor
                                               Administrator and the Distributor.                   since 2003. Director of SEI
                                               Secretary of SEI Investments since                   Investments -- Global Fund
                                               1978.                                                Services, Limited, SEI
                                                                                                    Investments Global, Limited,
                                                                                                    SEI Investments (Europe),
                                                                                                    Limited, SEI Investments
                                                                                                    (Asia), Limited and SEI Asset
                                                                                                    Korea Co., Ltd.
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch        Trustee    since 1982  Retired                                     72       Trustee of STI Classic Funds
One Freedom                                                                                         and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
73 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
James M. Storey         Trustee    since 1995  Attorney, sole practitioner since           72       Trustee of The Advisors' Inner
One Freedom                                    1994. Partner, Dechert Price &                       Circle Fund, The Advisors'
Valley Drive,                                  Rhoads, September 1987-December                      Inner Circle Fund II,
Oaks, PA 19456                                 1993.                                                Massachusetts Health and
74 yrs. old                                                                                         Education Tax-Exempt Trust,
                                                                                                    and U.S. Charitable Gift Trust.
-----------------------------------------------------------------------------------------------------------------------------------

*     MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE
      1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
(1)   EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
      OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(2)   THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
      INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET
      TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     53

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)


-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                  PRINCIPAL                   IN FUND
        NAME           POSITION(S)   LENGTH OF             OCCUPATION(S)                 COMPLEX         OTHER DIRECTORSHIPS
      ADDRESS,          HELD WITH      TIME                 DURING PAST                  OVERSEEN              HELD BY
      AND AGE             TRUSTS     SERVED(1)               FIVE YEARS                BY TRUSTEE(2)           TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------
George J. Sullivan, Jr.  Trustee    since 1996  Self-Employed Consultant, Newfound          72       Trustee of The Advisors' Inner
One Freedom                                     Consultants Inc. since April 1997.                   Circle Fund, The Advisors'
Valley Drive                                                                                         Inner Circle Fund II, State
Oaks, PA 19456                                                                                       Street Navigator Securities
63 yrs. old                                                                                          Lending Trust, SEI Absolute
                                                                                                     Return Master Fund, L.P., SEI
                                                                                                     Absolute Return Fund, L.P.,
                                                                                                     SEI Opportunity Master Fund,
                                                                                                     L.P., and SEI Opportunity
                                                                                                     Fund, L.P.
-----------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco       Trustee    since 1999  Director, Governor's Office of              72       Director, Sonoco, Inc.;
One Freedom`                                    Health Care Reform, Commonwealth of                  Director, Exelon Corporation;
Valley Drive                                    Pennsylvania since 2003. Founder and                 Trustee, Pennsylvania Real
Oaks, PA 19456                                  Principal, Grecoventures Ltd. from                   Estate Investment Trust.
59 yrs. old                                     1999 to 2002.
-----------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy             Trustee    since 2003  Managing Partner, Cue Capital since         72       SEI Absolute Return Master
One Freedom                                     March 2002, Managing Partner and                     Fund, L.P., SEI Absolute
Valley Drive,                                   Head of Sales, Investorforce, March                  Return Fund, L.P., SEI
Oaks, PA 19456                                  2000-December 2001; Global Partner                   Opportunity Master Fund, L.P.,
48 yrs. old                                     working for the CEO, Invesco                         and SEI Opportunity Fund, L.P.
                                                Capital, January 1998-January 2000.
                                                Head of Sales and Client Services,
                                                Chancellor Capital and later LGT
                                                Asset Management, 1986-2000.
-----------------------------------------------------------------------------------------------------------------------------------
James M. Williams        Trustee    since 2004  Vice President and Chief Investment         72       SEI Absolute Return Master
One Freedom                                     Officer, J. Paul Getty Trust,                        Fund, L.P., SEI Absolute
Valley Drive,                                   Non-Profit Foundation for Visual                     Return Fund, L.P., SEI
Oaks, PA 19456                                  Arts, since December 2002.                           Opportunity Master Fund, L.P.,
58 yrs. old                                     President, Harbor Capital Advisors                   and SEI Opportunity Fund, L.P.
                                                and Harbor Mutual Funds, 2000-2002.
                                                Manager, Pension Asset Management,
                                                Ford Motor Company, 1997-1999.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher        President   since 2005  Currently performs various services        N/A                     N/A
One Freedom               & CEO                 on behalf of SEI Investments for
Valley Drive,                                   which Mr. Nesher is compensated.
Oaks, PA 19456
59 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner      Controller   since 2005  Fund Accounting Director of the            N/A                     N/A
One Freedom                and                  Administrator since 2005. Fund
Valley Drive,             Chief                 Administration Manager, Old Mutual
Oaks, PA 19456          Financial               Fund Services, 2000-2005. Chief
35 yrs. old              Officer                Financial Officer, Controller and
                                                Treasurer, PBHG Funds and PBHG
                                                Insurance Series Fund, 2004-2005.
                                                Assistant Treasurer, PBHG Funds and
                                                PBHG Insurance Series Fund,
                                                2000-2004. Assistant Treasurer, Old
                                                Mutual Advisors Fund, 2004-2005.
-----------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto          Vice      since 2002  General Counsel, Vice President and        N/A                     N/A
One Freedom             President               Secretary of SIMC and the
Valley Drive               and                  Administrator since 2004. Vice
Oaks, PA 19456          Secretary               President and Assistant Secretary of
38 yrs. old                                     SEI Investments since 2001. Vice
                                                President of SIMC and the
                                                Administrator since 1999. Assistant
                                                Secretary of SIMC, the Administrator
                                                and the Distributor and Vice
                                                President of the Distributor,
                                                1999-2003.
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
54                     SEI Daily Income Trust / Annual Report / January 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                           NUMBER OF
                                      OFFICE                                            PORTFOLIOS
                                        AND                  PRINCIPAL                   IN FUND
        NAME           POSITION(S)   LENGTH OF             OCCUPATION(S)                 COMPLEX           OTHER DIRECTORSHIPS
      ADDRESS,          HELD WITH      TIME                 DURING PAST                  OVERSEEN                HELD BY
      AND AGE             TRUSTS     SERVED(1)               FIVE YEARS                BY TRUSTEE(2)             TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Sofia A. Rosala            Vice     since 2004  Vice President and Assistant               N/A                     N/A
One Freedom             President               Secretary of SIMC and the
Valley Drive               and                  Administrator since 2005. Compliance
Oaks, PA 19456          Assistant               Officer of SEI Investments September
32 yrs. old             Secretary               2001-2004. Account and Product
                                                Consultant, SEI Private Trust
                                                Company, 1998-2001.
-----------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson        Vice     since 2004  Vice President and Assistant               N/A                     N/A
One Freedom             President               Secretary of SIMC since 2005.
Valley Drive               and                  General Counsel, Citco Mutual Fund
Oaks, PA 19456          Assistant               Services, 2003-2004. Vice President
42 yrs. old             Secretary               and Associate Counsel,
                                                OppenheimerFunds, 2001-2003. Vice
                                                President and Assistant Counsel,
                                                Oppenheimer Funds, 1997-2001.
-----------------------------------------------------------------------------------------------------------------------------------
James Ndiaye               Vice     since 2005  Vice President and Assistant               N/A                     N/A
One Freedom             President               Secretary of SIMC since 2005. Vice
Valley Drive               and                  President, Deutsche Asset Management
Oaks, PA 19456          Assistant               (2003-2004). Associate, Morgan,
37 yrs. old             Secretary               Lewis & Bockius LLP (2000-2003).
                                                Assistant Vice President, ING
                                                Variable Annuities Group (1999-2000).
-----------------------------------------------------------------------------------------------------------------------------------
Michael T. Pang            Vice     since 2005  Vice President and Assistant               N/A                     N/A
One Freedom             President               Secretary of SIMC since 2005.
Valley Drive               and                  Counsel, Caledonian Bank & Trust's
Oaks, PA 19456          Assistant               Mutual Funds Group (2004). Counsel,
33 yrs. old             Secretary               Permal Asset Management (2001-2004).
                                                Associate, Schulte, Roth & Zabel's
                                                Investment Management Group
                                                (2000-2001). Staff Attorney, U.S.
                                                SEC's Division of Enforcement,
                                                Northeast Regional Office
                                                (1997-2000).
-----------------------------------------------------------------------------------------------------------------------------------
John J. McCue              Vice     since 2004  Director of Portfolio                      N/A                     N/A
One Freedom             President               Implementations for SIMC since 1995.
Valley Drive                                    Managing Director of Money Market
Oaks, PA 19456                                  Investments for SIMC since 2003.
42 yrs. old
-----------------------------------------------------------------------------------------------------------------------------------
Nicole Welch            Anti-Money  since 2005  Assistant Vice President and               N/A                     N/A
One Freedom             Laundering              Anti-Money Laundering Compliance
Valley Drive            Compliance              Coordinator of SEI Investments since
Oaks, PA 19456           Officer                2005. Compliance Analyst, TD
28 yrs. old                                     Waterhouse (2004). Senior Compliance
                                                Analyst, UBS Financial Services
                                                (2002-2004). Knowledge Management
                                                Analyst, PriceWaterhouseCoopers
                                                Consulting (2000-2002).
-----------------------------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR,
    OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INDEX FUNDS, SEI
    INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET
    TRUST AND SEI TAX EXEMPT TRUST.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     55

SEI DAILY INCOME TRUST -- JANUARY 31, 2006



Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.




--------------------------------------------------------------------------------
56                     SEI Daily Income Trust / Annual Report / January 31, 2006

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)




                             BEGINNING       ENDING                    EXPENSE
                              ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                               VALUE          VALUE       EXPENSE       DURING
                              8/01/05        1/31/06       RATIOS       PERIOD*
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,019.10       0.18%        $0.92
Class B Shares                1,000.00       1,017.60       0.48%         2.44
Class C Shares                1,000.00       1,016.50       0.68%         3.46
Sweep Class Shares            1,000.00       1,015.30       0.93%         4.72

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,024.30       0.18%        $0.92
Class B Shares                1,000.00       1,022.79       0.48%         2.45
Class C Shares                1,000.00       1,021.78       0.68%         3.47
Sweep Class Shares            1,000.00       1,020.52       0.93%         4.74
--------------------------------------------------------------------------------
GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,018.70       0.20%        $1.02
Class B Shares                1,000.00       1,017.10       0.50%         2.54
Class C Shares                1,000.00       1,016.10       0.70%         3.56
Sweep Class Shares            1,000.00       1,014.80       0.95%         4.82

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,024.20       0.20%        $1.02
Class B Shares                1,000.00       1,022.68       0.50%         2.55
Class C Shares                1,000.00       1,021.68       0.70%         3.57
Sweep Class Shares            1,000.00       1,020.42       0.95%         4.84
--------------------------------------------------------------------------------
GOVERNMENT II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,018.50       0.20%        $1.02
Class B Shares                1,000.00       1,016.90       0.50%         2.54
Class C Shares                1,000.00       1,015.90       0.70%         3.56

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,024.20       0.20%        $1.02
Class B Shares                1,000.00       1,022.68       0.50%         2.55
Class C Shares                1,000.00       1,021.68       0.70%         3.57
--------------------------------------------------------------------------------
PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,019.00       0.20%        $1.02
Class B Shares                1,000.00       1,017.50       0.50%         2.54
Class C Shares                1,000.00       1,016.40       0.70%         3.56
Class H Shares                1,000.00       1,016.80       0.63%         3.20
Sweep Class Shares            1,000.00       1,015.20       0.95%         4.83

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,024.20       0.20%        $1.02
Class B Shares                1,000.00       1,022.68       0.50%         2.55
Class C Shares                1,000.00       1,021.68       0.70%         3.57
Class H Shares                1,000.00       1,022.03       0.63%         3.21
Sweep Class Shares            1,000.00       1,020.42       0.95%         4.84
--------------------------------------------------------------------------------

                             BEGINNING       ENDING                    EXPENSE
                              ACCOUNT        ACCOUNT     ANNUALIZED      PAID
                               VALUE          VALUE       EXPENSE       DURING
                              8/01/05        1/31/06       RATIOS      PERIOD*
--------------------------------------------------------------------------------
TREASURY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,018.40       0.20%        $1.02
Class B Shares                1,000.00       1,016.80       0.50%         2.54
Class C Shares                1,000.00       1,015.80       0.70%         3.56
Sweep Class Shares            1,000.00       1,014.60       0.95%         4.82

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,024.20       0.20%        $1.02
Class B Shares                1,000.00       1,022.68       0.50%         2.55
Class C Shares                1,000.00       1,021.68       0.70%         3.57
Sweep Class Shares            1,000.00       1,020.42       0.95%         4.84
--------------------------------------------------------------------------------
TREASURY II FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,016.50       0.25%        $1.27
Class B Shares                1,000.00       1,015.00       0.55%         2.79
Class C Shares.               1,000.00       1,014.00       0.75%         3.81

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,023.95       0.25%        $1.28
Class B Shares                1,000.00       1,022.43       0.55%         2.80
Class C Shares                1,000.00       1,021.42       0.75%         3.82
--------------------------------------------------------------------------------
SHORT-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,013.50       0.45%        $2.28

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,022.94       0.45%        $2.29
--------------------------------------------------------------------------------
INTERMEDIATE-DURATION GOVERNMENT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,008.00       0.50%        $2.53

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,022.68       0.50%        $2.55
--------------------------------------------------------------------------------
GNMA FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,014.90       0.60%        $3.05

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,022.18       0.60%        $3.06
--------------------------------------------------------------------------------
ULTRA SHORT BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares               $1,000.00      $1,016.00       0.35%        $1.78

HYPOTHETICAL 5% RETURN
Class A Shares               $1,000.00      $1,023.44       0.35%        $1.79

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period shown).




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     57

Board of Trustees Considerations in Approving the Continuation of the Funds' Advisory and Sub-Advisory Agreements (Unaudited)


The SEI Daily Income Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Advisers' investment management and other services; (b) SIMC's and the Sub-Advisers' investment management personnel; (c) SIMC's and the Sub-Advisers' operations and financial condition; (d) SIMC's and the Sub-Advisers' brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of advisory fees that SIMC and each Sub-Adviser charges a Fund compared with the fees each charges to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Advisers' compliance systems; (i) SIMC's and the Sub-Advisers' policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Advisers' reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the March 9, 2005 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;


--------------------------------------------------------------------------------
58                     SEI Daily Income Trust / Annual Report / January 31, 2006

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.




--------------------------------------------------------------------------------
SEI Daily Income Trust / Annual Report / January 31, 2006                     59

Notice to Shareholders (Unaudited)


FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

For the fiscal year ended January 31, 2006, each Fund is designating long-term capital gains, and exempt income with regard to distributions paid during the year as follows:

                                       (A)              (B)
                                    LONG TERM     NET INVESTMENT        (C)             (D)            (E)             (F)
                                  CAPITAL GAINS       INCOME           TOTAL            U.S.        QUALIFIED       QUALIFIED
                                  DISTRIBUTIONS    DISTRIBUTIONS   DISTRIBUTIONS     GOVERNMENT     INTEREST       SHORT-TERM
PORTFOLIO                          (TAX BASIS)      (TAX BASIS)     (TAX BASIS)     INTEREST (1)   INCOME (2)   CAPITAL GAIN (3)
Money Market Fund                       --%             100%            100%            4.10%*        94.09%           --%
Government Fund                         --              100             100            43.86*         94.13            --
Government II Fund                      --              100             100            95.72*         94.28            --
Prime Obligation Fund                   --              100             100             5.45*         93.92            --
Treasury Fund                           --              100             100            17.27*         94.77            --
Treasury II Fund                        --              100             100           100.00          93.82            --
Short-Duration Government Fund          --              100             100            20.15*         91.88            --
Intermediate-Duration
   Government Fund                      --              100             100            26.94*         91.31            --
GNMA Fund                               --              100             100             1.01*         91.81            --
Ultra Short Bond Fund                   --              100             100             8.65*         94.08            --

Items (A), (B) and (C) are based on the percentage of the Fund's total distribution.
(1)   "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions
      (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S.
      Government obligations is exempt from state income tax. However, for shareholders of the "*" funds who are residents of
      California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(2)   The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs
      Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid to foreign investors.
(3)   The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American
      Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from
      U.S. withholding tax when paid to foreign investors.

Please consult your tax adviser for proper treatment of this information.


--------------------------------------------------------------------------------
60                     SEI Daily Income Trust / Annual Report / January 31, 2006

SEI DAILY INCOME TRUST ANNUAL REPORT JANUARY 31, 2006




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS
Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]




[SEI INVESTMENTS LOGO OMITTED]




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-022 (3/06)

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2).


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP ("KPMG") and Ernst & Young, LLP ("E&Y") related to the Trust.

KPMG billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2006 and E&Y billed the Trust aggregate fees for services rendered to the Trust for the fiscal year 2005 as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                          2006*                                                  2005+
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were              did not require                     were              did not require
                                      pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit      $168,700                N/A         $0                $155,000                N/A         $0
         Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-     $0                $0                $0                $0                $0                $0
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax        $0                $0                $0                $0                $0                $0
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All        $0                $0                $231,000          $0                $0                $165,000
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


*KPMG
+E&Y

Notes:
(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

 (e)(1)  Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

            ------------------------- ---------------- ---------------
                                            2006*            2005+
            ------------------------- ---------------- ---------------
             Audit-Related Fees               0%              0%

            ------------------------- ---------------- ---------------
             Tax Fees                         0%              0%

            ------------------------- ---------------- ---------------
             All Other Fees                   0%              0%

            ------------------------- ---------------- ---------------

*KPMG
+E&Y

(f) Not Applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2006 were $231,000. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by E&Y for the fiscal year 2005 were $165,000.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.




ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          SEI Daily Income Trust


By (Signature and Title)*             /s/ Robert A. Nesher
                                      --------------------------------
                                      Robert A. Nesher, Chief Executive Officer

Date: April 10, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*             /s/ Robert A. Nesher
                                      --------------------------------
                                      Robert A. Nesher, Chief Executive Officer

Date: April 10, 2006


By (Signature and Title)*             /s/ Stephen F. Panner
                                      --------------------------------
                                      Stephen F. Panner, Controller & CFO

Date: April 10, 2006


* Print the name and title of each signing officer under his or her signature.